UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.6%)
Advance Auto Parts, Inc.	6,920	1,109,553
Amazon.com, Inc.*	39,510	23,454,716
AutoNation, Inc.*	7,506	350,380
AutoZone, Inc.*	3,022	2,407,597
Bed Bath & Beyond, Inc.*	18,146	900,767
Best Buy Co., Inc.	28,182	914,224
BorgWarner, Inc.	24,247	931,085
Cablevision Systems Corp. Cl A	22,124	730,092
CarMax, Inc.*	18,216	930,838
Carnival Corp.	47,695	2,516,865
CBS Corp. Cl B	43,529	2,398,013
Chipotle Mexican Grill, Inc.*	3,180	1,497,685
Coach, Inc.	27,717	1,111,175
Comcast Corp. Cl A	249,092	15,214,539
D.R. Horton, Inc.	35,954	1,086,889
Darden Restaurants, Inc.	10,744	712,327
Delphi Automotive PLC	27,660	2,075,053
Discovery Communications, Inc. Cl A*	12,406	355,184
Discovery Communications, Inc. Cl C*	26,129	705,483
Disney (Walt) Co.	154,249	15,318,468
Dollar General Corp.	30,381	2,600,614
Dollar Tree, Inc.*	24,882	2,051,770
Expedia, Inc.	11,570	1,247,477
Ford Motor Co.	401,138	5,415,363
GameStop Corp. Cl A	11,745	372,669
Gap, Inc.	24,104	708,658
Garmin Ltd.	13,865	554,045
General Motors Co.	141,961	4,461,834
Genuine Parts Co.	14,930	1,483,445
Goodyear Tire & Rubber Co.	27,990	923,110
H&R Block, Inc.	27,040	714,397
Hanesbrands, Inc.	42,994	1,218,450
Harley-Davidson, Inc.	18,401	944,523
Harman Int’l. Industries, Inc.	8,246	734,224
Hasbro, Inc.	11,567	926,517
Home Depot, Inc.	130,372	17,395,536
Interpublic Group of Cos., Inc.	42,278	970,280
Johnson Controls, Inc.	65,925	2,569,097
Kohl’s Corp.	18,992	885,217
L Brands, Inc.	26,893	2,361,474
Leggett & Platt, Inc.	15,089	730,308
Lennar Corp. Cl A	19,015	919,565
Lowe’s Cos., Inc.	92,783	7,028,312
Macy’s, Inc.	32,537	1,434,556
Marriott International, Inc. Cl A	19,877	1,414,845
Mattel, Inc.	33,010	1,109,796
McDonald’s Corp.	91,387	11,485,518
Michael Kors Hldgs. Ltd.*	19,159	1,091,297
Mohawk Industries, Inc.*	6,745	1,287,621
Netflix, Inc.*	42,992	4,395,072
Newell Rubbermaid, Inc.	29,362	1,300,443
News Corp. Cl A	44,693	570,730
News Corp. Cl B	14,112	186,984
NIKE, Inc. Cl B	137,332	8,441,798
Nordstrom, Inc.	12,482	714,095
O’Reilly Automotive, Inc.*	10,163	2,781,207

Omnicom Group, Inc.	24,728	2,058,111
Priceline Group Inc.*	5,009	6,456,401
PulteGroup, Inc.	29,253	547,324
PVH Corp.	8,281	820,316
Ralph Lauren Corp.	5,593	538,382
Ross Stores, Inc.	39,964	2,313,916
Royal Caribbean Cruises Ltd.	16,520	1,357,118
Scripps Networks Interactive, Inc. Cl A	11,063	724,627
Signet Jewelers Ltd.	7,764	962,969
Staples, Inc.	73,075	806,017
Starbucks Corp.	151,493	9,044,132
Starwood Hotels & Resorts	18,203	1,518,676
Target Corp.	61,245	5,039,239
TEGNA, Inc.	22,633	530,970
Tiffany & Co.	10,181	747,082
Time Warner Cable, Inc.	28,590	5,850,086
Time Warner, Inc.	80,799	5,861,967
TJX Cos., Inc.	68,086	5,334,538
Tractor Supply Co.	14,275	1,291,317
TripAdvisor, Inc.*	11,409	758,699
Twenty-First Century Fox, Inc. Cl A	116,306	3,242,611
Twenty-First Century Fox, Inc. Cl B	45,269	1,276,586
Under Armour, Inc. Cl A*	19,433	1,648,501
Urban Outfitters, Inc.*	10,914	361,144
V.F. Corp.	35,577	2,303,967
Viacom, Inc. Cl B	35,573	1,468,453
Whirlpool Corp.	8,159	1,471,394
Wyndham Worldwide Corp.	11,307	864,194
Wynn Resorts Ltd.	7,780	726,885
Yum! Brands, Inc.	41,669	3,410,608

		237,488,010

CONSUMER STAPLES (10.2%)
Altria Group, Inc.	200,996	12,594,409
Archer-Daniels-Midland Co.	61,921	2,248,352
Brown-Forman Corp. Cl B	11,147	1,097,645
Campbell Soup Co.	19,772	1,261,256
Church & Dwight Co., Inc.	13,937	1,284,713
Clorox Co.	12,896	1,625,670
Coca-Cola Co.	396,414	18,389,645
Coca-Cola Enterprises, Inc.	22,169	1,124,855
Colgate-Palmolive Co.	90,922	6,423,639
ConAgra Foods, Inc.	46,237	2,063,095
Constellation Brands, Inc. Cl A	17,393	2,627,908
Costco Wholesale Corp.	45,023	7,094,724
CVS Health Corp.	112,519	11,671,596
Dr. Pepper Snapple Group, Inc.	20,096	1,796,984
Estee Lauder Cos., Inc. Cl A	23,277	2,195,254
General Mills, Inc.	59,050	3,740,818
Hershey Co.	13,958	1,285,392
Hormel Foods Corp.	29,061	1,256,598
J.M. Smucker Co.	12,721	1,651,695
Kellogg Co.	26,293	2,012,729
Kimberly-Clark Corp.	37,502	5,044,394
Kraft Heinz Co.	61,272	4,813,528
Kroger Co.	99,055	3,788,854
McCormick & Co., Inc.	11,517	1,145,711
Mead Johnson Nutrition Co.	19,922	1,692,772
Molson Coors Brewing Co. Cl B	19,503	1,875,799
Mondelez International, Inc. Cl A	160,672	6,446,161
Monster Beverage Corp.*	14,703	1,961,086
PepsiCo, Inc.	147,745	15,140,908
Philip Morris Int’l., Inc.	157,659	15,467,924
Proctor & Gamble Co.	271,946	22,383,875
Reynolds American, Inc.	82,898	4,170,598
Sysco Corp.	54,893	2,565,150

Tyson Foods, Inc. Cl A	29,769	1,984,402
Wal-Mart Stores, Inc.	158,679	10,867,925
Walgreens Boots Alliance, Inc.	86,846	7,315,907
Whole Foods Market, Inc.	32,655	1,015,897

		191,127,868

ENERGY (6.6%)
Anadarko Petroleum Corp.	52,474	2,443,714
Apache Corp.	37,176	1,814,561
Baker Hughes, Inc.	42,744	1,873,470
Cabot Oil & Gas Corp.	48,676	1,105,432
California Resources Corp.	1	1
Cameron International Corp.*	19,227	1,289,170
Chesapeake Energy Corp.	36,927	152,139
Chevron Corp.	191,988	18,315,655
Cimarex Energy Co.	9,318	906,362
Columbia Pipeline Group, Inc.	43,973	1,103,722
Concho Resources, Inc.*	12,318	1,244,611
ConocoPhillips	128,023	5,155,486
Devon Energy Corp.	53,524	1,468,699
Diamond Offshore Drilling, Inc.	7,763	168,690
EOG Resources, Inc.	55,850	4,053,593
EQT Corp.	16,804	1,130,237
Exxon Mobil Corp.	422,516	35,318,112
FMC Technologies, Inc.*	26,528	725,806
Halliburton Co.	86,280	3,081,922
Helmerich & Payne, Inc.	11,922	700,060
Hess Corp.	27,324	1,438,609
Kinder Morgan, Inc.	185,169	3,307,118
Marathon Oil Corp.	80,199	893,417
Marathon Petroleum Corp.	52,943	1,968,421
Murphy Oil Corp.	14,617	368,202
National Oilwell Varco, Inc.	39,102	1,216,072
Newfield Exploration Co.*	22,006	731,700
Noble Energy, Inc.	42,798	1,344,285
Occidental Petroleum Corp.	76,782	5,254,192
ONEOK, Inc.	24,064	718,551
Phillips 66	47,340	4,099,171
Pioneer Natural Resources Co.	16,830	2,368,654
Range Resources Corp.	16,140	522,613
Schlumberger Ltd.	129,095	9,520,756
Southwestern Energy Co.*	45,914	370,526
Spectra Energy Corp.	70,425	2,155,005
Tesoro Corp.	12,277	1,055,945
Transocean Ltd.	33,745	308,429
Valero Energy Corp.	47,916	3,073,332
Williams Cos., Inc.	70,836	1,138,335

		123,904,775

FINANCIALS (15.2%)
Affiliated Managers Group, Inc.*	5,728	930,227
Aflac, Inc.	43,181	2,726,448
Allstate Corp.	38,120	2,568,144
American Express Co.	83,592	5,132,549
American Int’l. Group, Inc.	115,652	6,250,991
American Tower Corp.	43,435	4,446,441
Ameriprise Financial, Inc.	17,548	1,649,687
Aon PLC	26,883	2,807,929
Apartment Investment & Management Co. Cl A	17,975	751,715
Assurant, Inc.	6,994	539,587
AvalonBay Communities, Inc.	14,512	2,760,182
Bank of America Corp.	1,058,813	14,315,152
Bank of New York Mellon Corp.	110,479	4,068,942
BB&T Corp.	79,153	2,633,420
Berkshire Hathaway, Inc. Cl B*	191,509	27,171,297
BlackRock, Inc.	12,836	4,371,557
Boston Properties, Inc.	15,806	2,008,626

Capital One Financial Corp.	54,266	3,761,176
CBRE Group, Inc.*	32,017	922,730
Charles Schwab Corp.	123,181	3,451,532
Chubb Ltd.	46,423	5,531,300
Cincinnati Financial Corp.	13,919	909,746
Citigroup, Inc.	302,019	12,609,293
Citizens Financial Group, Inc.	58,456	1,224,653
CME Group, Inc.	34,349	3,299,221
Comerica, Inc.	18,719	708,889
Crown Castle Int’l. Corp.	33,862	2,929,063
Discover Financial Svcs.	43,432	2,211,557
E*Trade Financial Corp.*	29,117	713,075
Equinix, Inc.	6,921	2,288,844
Equity Residential	36,576	2,744,297
Essex Property Trust, Inc.	6,426	1,502,784
Extra Space Storage, Inc.	12,097	1,130,586
Federal Realty Investment Trust	6,970	1,087,669
Fifth Third Bancorp	84,772	1,414,845
Franklin Resources, Inc.	37,819	1,476,832
General Growth Pptys., Inc.	61,420	1,826,017
Goldman Sachs Group, Inc.	39,450	6,192,861
Hartford Financial Svcs. Group, Inc.	39,758	1,832,049
HCP, Inc.	49,665	1,618,086
Host Hotels & Resorts, Inc.	75,183	1,255,556
Huntington Bancshares, Inc.	75,618	721,396
Intercontinental Exchange, Inc.	12,312	2,895,044
Invesco Ltd.	41,592	1,279,786
Iron Mountain, Inc.	22,120	750,089
JPMorgan Chase & Co.	376,142	22,275,129
KeyCorp	80,696	890,884
Kimco Realty Corp.	44,417	1,278,321
Legg Mason, Inc.	10,548	365,805
Leucadia National Corp.	33,221	537,184
Lincoln National Corp.	26,557	1,041,034
Loews Corp.	28,008	1,071,586
M&T Bank Corp.	16,232	1,801,752
Marsh & McLennan Cos., Inc.	51,858	3,152,448
McGraw-Hill Financial, Inc.	26,205	2,593,771
MetLife, Inc.	111,460	4,897,552
Moody’s Corp.	16,855	1,627,519
Morgan Stanley	152,401	3,811,549
Nasdaq, Inc.	11,326	751,820
Navient Corp.	29,943	358,418
Northern Trust Corp.	22,204	1,447,035
People’s United Financial, Inc.	34,198	544,774
PNC Financial Svcs. Grp., Inc.	50,924	4,306,643
Principal Financial Grp., Inc.	26,551	1,047,437
Progressive Corp.	58,029	2,039,139
ProLogis, Inc.	55,230	2,440,061
Prudential Financial, Inc.	46,666	3,370,219
Public Storage	14,832	4,091,111
Realty Income Corp.	26,811	1,675,956
Regions Financial Corp.	134,354	1,054,679
Simon Property Group, Inc.	31,933	6,632,165
SL Green Realty Corp	9,572	927,335
State Street Corp.	40,277	2,357,010
SunTrust Banks, Inc.	54,196	1,955,392
Synchrony Financial*	83,628	2,396,778
T. Rowe Price Group, Inc.	25,007	1,837,014
The Macerich Co.	13,597	1,077,426
Torchmark Corp.	13,097	709,334
Travelers Cos., Inc.	30,047	3,506,785
U.S. Bancorp	168,564	6,842,013
UDR, Inc.	28,790	1,109,279
Unum Group	22,871	707,171

Ventas, Inc.	35,269	2,220,536
Vornado Realty Trust	17,477	1,650,353
Wells Fargo & Co.	473,424	22,894,785
Welltower, Inc.	35,124	2,435,498
Weyerhaeuser Co.	79,219	2,454,205
Willis Towers Watson PLC	13,549	1,607,775
XL Group PLC	29,926	1,101,277
Zions Bancorporation	21,793	527,609

		286,843,436

HEALTH CARE (13.9%)
Abbott Laboratories	152,342	6,372,466
AbbVie, Inc.	161,794	9,241,673
Aetna, Inc.	35,753	4,016,850
Agilent Technologies, Inc.	31,583	1,258,583
Alexion Pharmaceuticals, Inc.*	22,675	3,156,814
Allergan PLC*	40,651	10,895,688
AmerisourceBergen Corp.	20,824	1,802,317
Amgen, Inc.	76,177	11,421,218
Anthem, Inc.	26,843	3,730,909
Bard (C.R.), Inc.	7,400	1,499,758
Baxalta, Inc.	69,468	2,806,507
Baxter International, Inc.	54,263	2,229,124
Becton, Dickinson & Co.	21,851	3,317,419
BIOGEN, Inc.*	22,626	5,890,000
Boston Scientific Corp.*	139,616	2,626,177
Bristol-Myers Squibb Co.	170,140	10,868,543
Cardinal Health, Inc.	33,880	2,776,466
Celgene Corp.*	79,273	7,934,435
Centene Corp.*	17,090	1,052,231
Cerner Corp.*	30,775	1,629,844
CIGNA Corp.	26,113	3,583,748
DaVita HealthCare Partners, Inc.*	17,582	1,290,167
DENTSPLY SIRONA, Inc.	23,876	1,471,478
Edwards Lifesciences Corp.*	21,268	1,876,050
Endo International PLC*	18,260	514,019
Express Scripts Hldg. Co.*	68,847	4,729,100
Gilead Sciences, Inc.	139,231	12,789,760
HCA Hldgs., Inc.*	31,314	2,444,058
Hologic, Inc.*	25,038	863,811
Humana, Inc.	14,768	2,701,806
Illumina, Inc.*	14,672	2,378,478
Intuitive Surgical, Inc.*	3,789	2,277,378
Johnson & Johnson	281,380	30,445,316
Laboratory Corp. of America Hldgs.*	11,099	1,300,026
Lilly (Eli) & Co.	98,546	7,096,297
Mallinckrodt PLC*	10,463	641,173
McKesson Corp.	23,033	3,621,939
Medtronic PLC	143,008	10,725,600
Merck & Co., Inc.	283,686	15,009,826
Mylan NV*	40,483	1,876,387
Patterson Cos., Inc.	7,986	371,589
PerkinElmer, Inc.	11,094	548,709
Perrigo Co. PLC	14,247	1,822,619
Pfizer, Inc.	617,328	18,297,602
Quest Diagnostics, Inc.	15,637	1,117,264
Regeneron Pharmaceuticals, Inc.*	7,954	2,866,940
Schein (Henry), Inc.*	8,674	1,497,393
St. Jude Medical, Inc.	30,146	1,658,030
Stryker Corp.	31,352	3,363,756
Tenet Healthcare Corp.*	12,989	375,772
Thermo Fisher Scientific, Inc.	40,355	5,713,864
UnitedHealth Group, Inc.	96,483	12,436,659
Universal Health Svcs., Inc. Cl B	9,444	1,177,856
Varian Medical Systems, Inc.*	9,224	738,104
Vertex Pharmaceuticals, Inc.*	24,359	1,936,297

Waters Corp.*	8,385	1,106,149
Zimmer Biomet Hldgs., Inc.	17,438	1,859,414
Zoetis, Inc.	44,796	1,985,807

		261,037,263

INDUSTRIALS (9.9%)
3M Co.	61,915	10,316,896
Allegion PLC	8,430	537,075
American Airlines Group, Inc.	63,271	2,594,744
AMETEK, Inc.	25,431	1,271,041
Boeing Co.	63,003	7,997,601
Caterpillar, Inc.	58,420	4,471,467
Cintas Corp.	8,055	723,420
CSX Corp.	101,514	2,613,986
Cummins, Inc.	16,709	1,836,987
Danaher Corp.	61,744	5,857,036
Deere & Co.	30,830	2,373,602
Delta Air Lines, Inc.	80,407	3,914,213
Dover Corp.	16,577	1,066,398
Dun & Bradstreet Corp.	3,522	363,048
Eaton Corp. PLC	46,412	2,903,535
Emerson Electric Co.	67,003	3,643,623
Equifax, Inc.	12,940	1,478,913
Expeditors Int’l. of Wash.	18,726	914,016
Fastenal Co.	29,887	1,464,463
FedEx Corp.	26,844	4,368,056
Flowserve Corp.	11,688	519,064
Fluor Corp.	13,243	711,149
General Dynamics Corp.	29,582	3,886,187
General Electric Co.	953,049	30,297,428
Grainger (W.W.), Inc.	5,650	1,318,880
Honeywell International, Inc.	78,392	8,783,824
Hunt (J.B.) Transport Svcs., Inc.	8,432	710,312
Illinois Tool Works, Inc.	32,542	3,333,602
Ingersoll-Rand PLC	26,645	1,652,256
Jacobs Engineering Group, Inc.*	12,437	541,631
Kansas City Southern	10,373	886,373
L-3 Communications Hldgs., Inc.	7,659	907,592
Lockheed Martin Corp.	26,398	5,847,157
Masco Corp.	35,418	1,113,896
Nielsen Hldgs. PLC	38,121	2,007,452
Norfolk Southern Corp.	30,497	2,538,875
Northrop Grumman Corp.	18,798	3,720,124
PACCAR, Inc.	36,669	2,005,428
Parker Hannifin Corp.	12,989	1,442,818
Pentair PLC	20,287	1,100,773
Pitney Bowes, Inc.	17,183	370,122
Quanta Services, Inc.*	16,140	364,118
Raytheon Co.	30,858	3,784,117
Republic Services, Inc.	22,728	1,082,989
Robert Half Int’l., Inc.	12,634	588,492
Robinson (C.H.) Worldwide, Inc.	14,677	1,089,474
Rockwell Automation, Inc.	12,867	1,463,621
Rockwell Collins, Inc.	13,875	1,279,414
Roper Technologies, Inc.	10,006	1,828,797
Ryder System, Inc.	5,617	363,869
Snap-on, Inc.	5,834	915,880
Southwest Airlines Co.	65,663	2,941,702
Stanley Black & Decker, Inc.	16,254	1,710,083
Stericycle, Inc.*	8,993	1,134,827
Textron, Inc.	25,338	923,823
The ADT Corp.	17,696	730,137
Tyco International PLC	44,815	1,645,159
Union Pacific Corp.	85,802	6,825,549
United Continental Hldgs., Inc*	36,271	2,171,182
United Parcel Service, Inc. Cl B	71,248	7,514,527

United Rentals, Inc.*	8,764	545,033
United Technologies Corp.	78,810	7,888,881
Verisk Analytics, Inc. Cl A*	16,477	1,316,842
Waste Management, Inc.	43,278	2,553,402
Xylem, Inc.	18,416	753,214

		185,820,195

INFORMATION TECHNOLOGY (20.4%)
Accenture Ltd. Cl A	64,072	7,393,909
Activision, Blizzard Inc.	51,074	1,728,344
Adobe Systems, Inc.*	50,505	4,737,369
Akamai Technologies, Inc.*	19,543	1,086,005
Alliance Data Systems Corp.*	6,168	1,356,960
Alphabet, Inc. Cl A*	29,962	22,858,010
Alphabet, Inc. Cl C*	30,508	22,726,756
Amphenol Corp. Cl A	31,589	1,826,476
Analog Devices, Inc.	31,120	1,841,993
Apple, Inc.	566,057	61,694,547
Applied Materials, Inc.	115,899	2,454,741
Autodesk, Inc.*	22,048	1,285,619
Automatic Data Processing, Inc.	47,451	4,256,829
Broadcom Ltd.	38,430	5,937,435
CA, Inc.	29,631	912,338
Cisco Systems, Inc.	518,199	14,753,126
Citrix Systems, Inc.*	16,632	1,306,943
Cognizant Technology Solutions*	61,890	3,880,503
Corning, Inc.	109,040	2,277,846
CSRA, Inc.	14,849	399,438
eBay, Inc.*	107,089	2,555,144
Electronic Arts, Inc.*	30,990	2,048,749
EMC Corp.	200,358	5,339,541
F5 Networks, Inc.*	7,149	756,722
Facebook, Inc. Cl A*	235,008	26,814,413
Fidelity Nat’l. Information Svcs., Inc.	29,191	1,848,082
First Solar, Inc.*	7,521	514,963
Fiserv, Inc.*	23,406	2,400,987
FLIR Systems, Inc.	16,789	553,198
Harris Corp.	13,809	1,075,169
Hewlett Packard Enterprise Co.	179,724	3,186,507
HP, Inc.	182,278	2,245,665
Int’l. Business Machines Corp.	89,350	13,532,058
Intel Corp.	480,844	15,555,303
Intuit, Inc.	26,853	2,792,981
Juniper Networks, Inc.	34,493	879,916
KLA-Tencor Corp.	15,444	1,124,478
Lam Research Corp.	16,133	1,332,586
Linear Technology Corp.	24,640	1,097,958
MasterCard, Inc. Cl A	101,282	9,571,149
Microchip Technology, Inc.	22,447	1,081,945
Micron Technology, Inc.*	98,672	1,033,096
Microsoft Corp.	811,062	44,794,949
Motorola Solutions, Inc.	15,003	1,135,727
NetApp, Inc.	27,041	737,949
NVIDIA Corp.	53,481	1,905,528
Oracle Corp.	318,532	13,031,144
Paychex, Inc.	33,769	1,823,864
PayPal Hldgs., Inc.*	111,516	4,304,518
Qorvo, Inc.*	14,348	723,283
QUALCOMM, Inc.	152,092	7,777,985
Red Hat, Inc.*	19,723	1,469,561
Salesforce.com, inc.*	65,449	4,832,100
SanDisk Corp.	21,400	1,628,112
Seagate Technology PLC	30,183	1,039,804
Skyworks Solutions, Inc.	19,143	1,491,240
Symantec Corp.	68,129	1,252,211
TE Connectivity Ltd.	38,166	2,363,239

Teradata Corp.*	13,729	360,249
Texas Instruments, Inc.	102,240	5,870,621
Total System Services, Inc.	16,008	761,661
VeriSign, Inc.*	10,314	913,202
Visa, Inc. Cl A	198,123	15,152,447
Western Digital Corp.	22,531	1,064,364
Western Union Co.	47,783	921,734
Xerox Corp.	102,084	1,139,257
Xilinx, Inc.	26,856	1,273,780
Yahoo!, Inc.*	89,368	3,289,636

		383,113,962

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	19,394	2,793,706
Airgas, Inc.	6,432	911,028
Alcoa, Inc.	128,593	1,231,921
Avery Dennison Corp.	10,330	744,896
Ball Corp.	15,462	1,102,286
CF Industries Hldgs., Inc.	26,021	815,498
Dow Chemical Co.	112,485	5,720,987
Du Pont (E.I.) de Nemours & Co.	89,804	5,686,389
Eastman Chemical Co.	14,712	1,062,648
Ecolab, Inc.	26,946	3,005,018
FMC Corp.	13,334	538,294
Freeport-McMoRan Copper & Gold, Inc.	119,210	1,232,631
Int’l. Flavors & Fragrances, Inc.	7,982	908,112
International Paper Co.	40,277	1,652,968
LyondellBasell Inds. NV Cl A	35,350	3,025,253
Martin Marietta Materials, Inc.	6,987	1,114,496
Monsanto Co.	45,100	3,957,074
Newmont Mining Corp.	52,164	1,386,519
Nucor Corp.	31,113	1,471,645
Owens-Illinois, Inc.*	11,364	181,369
PPG Industries, Inc.	26,741	2,981,354
Praxair, Inc.	28,999	3,318,936
Sealed Air Corp.	19,330	928,033
Sherwin-Williams Co.	8,202	2,334,863
The Mosaic Co.	36,989	998,703
Vulcan Materials Co.	13,845	1,461,617
WestRock Co.	23,711	925,440

		51,491,684

TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.	628,566	24,620,930
CenturyLink, Inc.	57,592	1,840,640
Frontier Communications Corp.	102,950	575,491
Level 3 Communications, Inc.*	31,155	1,646,542
Verizon Communications, Inc.	415,452	22,467,644

		51,151,247

UTILITIES (3.3%)
AES Corp.	62,858	741,724
AGL Resources, Inc.	11,221	730,936
Ameren Corp.	25,901	1,297,640
American Electric Power Co., Inc.	50,236	3,335,670
American Water Works Co., Inc.	18,525	1,276,928
CenterPoint Energy, Inc.	43,387	907,656
CMS Energy Corp.	26,334	1,117,615
Consolidated Edison, Inc.	28,901	2,214,395
Dominion Resources, Inc.	61,586	4,626,340
DTE Energy Co.	18,316	1,660,529
Duke Energy Corp.	70,854	5,716,501
Edison International	33,169	2,384,519
Entergy Corp.	18,555	1,471,040
Eversource Energy	31,661	1,847,103
Exelon Corp.	94,299	3,381,562
FirstEnergy Corp.	45,702	1,643,901
NextEra Energy, Inc.	46,351	5,485,177

NiSource, Inc.	31,744	747,889
NRG Energy, Inc.	26,616	346,274
PG&E Corp.	49,112	2,932,969
Pinnacle West Capital Corp.	12,512	939,276
PPL Corp.	68,476	2,606,881
Public Svc. Enterprise Group, Inc.	51,416	2,423,750
SCANA Corp.	13,381	938,677
Sempra Energy	24,563	2,555,780
Southern Co.	93,056	4,813,787
TECO Energy, Inc.	26,475	728,857
WEC Energy Group, Inc.	30,904	1,856,403
Xcel Energy, Inc.	52,972	2,215,289

		62,945,068

TOTAL INDEXED ASSETS - COMMON STOCKS . (Cost: $1,195,787,716) 97.5%		1,834,923,508

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.26	05/05/16	5,000,000	4,998,747

COMMERCIAL PAPER (2.2%)
Cargill Financial Markets†	A-1	0.37	04/04/16	10,300,000	10,299,682
Emerson Electric Co.†	A-1	0.38	05/27/16	5,000,000	4,997,044
Exxon Mobil Corp.	A-1+	0.30	04/01/16	3,600,000	3,600,000
Grainger (W.W.) Inc.	A-1+	0.43	05/11/16	1,400,000	1,399,331
Intercontinental Exchange, Inc.†	A-1	0.43	04/05/16	12,000,000	11,998,982
Private Export Funding Corp.	NR	0.41	04/26/16	3,200,000	3,199,089
Ralph Lauren Corp.	A-1	0.36	04/06/16	4,000,000	3,999,800
Simon Ppty. Group LP	A-1	0.50	04/08/16	2,500,000	2,499,757

					41,993,685

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $46,992,432) 2.5%					46,992,432

TOTAL INVESTMENTS (Cost: $1,242,780,148) 100.0%					1,881,915,940

OTHER NET ASSETS 0.0% (2)					592,210

NET ASSETS 100.0%					$1,882,508,150

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Advance Auto Parts, Inc.	579	92,837
Amazon.com, Inc.*	3,304	1,961,387
AutoNation, Inc.*	628	29,315
AutoZone, Inc.*	253	201,563
Bed Bath & Beyond, Inc.*	1,517	75,304
Best Buy Co., Inc.	2,358	76,494
BorgWarner, Inc.	2,028	77,875
Cablevision Systems Corp. Cl A	1,851	61,083
CarMax, Inc.*	1,524	77,876
Carnival Corp.	3,989	210,500
CBS Corp. Cl B	3,641	200,583
Chipotle Mexican Grill, Inc.*	266	125,278
Coach, Inc.	2,319	92,969
Comcast Corp. Cl A	20,834	1,272,541
D.R. Horton, Inc.	3,007	90,902
Darden Restaurants, Inc.	899	59,604
Delphi Automotive PLC	2,314	173,596
Discovery Communications, Inc. Cl A*	1,038	29,718
Discovery Communications, Inc. Cl C*	2,186	59,022
Disney (Walt) Co.	12,902	1,281,298
Dollar General Corp.	2,541	217,510
Dollar Tree, Inc.*	2,081	171,599
Expedia, Inc.	968	104,370
Ford Motor Co.	33,551	452,939
GameStop Corp. Cl A	982	31,159
Gap, Inc.	2,016	59,270
Garmin Ltd.	1,159	46,314
General Motors Co.	11,874	373,200
Genuine Parts Co.	1,249	124,101
Goodyear Tire & Rubber Co.	2,341	77,206
H&R Block, Inc.	2,261	59,736
Hanesbrands, Inc.	3,596	101,911
Harley-Davidson, Inc.	1,539	78,997
Harman Int’l. Industries, Inc.	689	61,349
Hasbro, Inc.	967	77,457
Home Depot, Inc.	10,904	1,454,921
Interpublic Group of Cos., Inc.	3,536	81,151
Johnson Controls, Inc.	5,514	214,881
Kohl’s Corp.	1,589	74,063
L Brands, Inc.	2,249	197,485
Leggett & Platt, Inc.	1,262	61,081
Lennar Corp. Cl A	1,590	76,892
Lowe’s Cos., Inc.	7,761	587,896
Macy’s, Inc.	2,721	119,969
Marriott International, Inc. Cl A	1,662	118,301
Mattel, Inc.	2,761	92,825
McDonald’s Corp.	7,644	960,698
Michael Kors Hldgs. Ltd.*	1,602	91,250
Mohawk Industries, Inc.*	564	107,668
Netflix, Inc.*	3,596	367,619
Newell Rubbermaid, Inc.	2,455	108,732
News Corp. Cl A	3,738	47,734
News Corp. Cl B	1,180	15,635
NIKE, Inc. Cl B	11,487	706,106
Nordstrom, Inc.	1,045	59,784
O’Reilly Automotive, Inc.*	850	232,611
Omnicom Group, Inc.	2,068	172,120

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Priceline Group Inc.*	419	540,074
PulteGroup, Inc.	2,447	45,783
PVH Corp.	693	68,649
Ralph Lauren Corp.	468	45,050
Ross Stores, Inc.	3,343	193,560
Royal Caribbean Cruises Ltd.	1,382	113,531
Scripps Networks Interactive, Inc. Cl A	925	60,588
Signet Jewelers Ltd.	650	80,620
Staples, Inc.	6,112	67,415
Starbucks Corp.	12,671	756,459
Starwood Hotels & Resorts	1,522	126,980
Target Corp.	5,123	421,520
TEGNA, Inc.	1,893	44,410
Tiffany & Co.	852	62,520
Time Warner Cable, Inc.	2,392	489,451
Time Warner, Inc.	6,759	490,365
TJX Cos., Inc.	5,695	446,203
Tractor Supply Co.	1,193	107,919
TripAdvisor, Inc.*	955	63,508
Twenty-First Century Fox, Inc. Cl A	9,728	271,217
Twenty-First Century Fox, Inc. Cl B	3,786	106,765
Under Armour, Inc. Cl A*	1,625	137,849
Urban Outfitters, Inc.*	912	30,178
V.F. Corp.	2,975	192,661
Viacom, Inc. Cl B	2,975	122,808
Whirlpool Corp.	682	122,992
Wyndham Worldwide Corp.	946	72,303
Wynn Resorts Ltd.	651	60,823
Yum! Brands, Inc.	3,485	285,247

		19,863,733

CONSUMER STAPLES (5.5%)
Altria Group, Inc.	16,811	1,053,377
Archer-Daniels-Midland Co.	5,179	188,049
Brown-Forman Corp. Cl B	932	91,774
Campbell Soup Co.	1,653	105,445
Church & Dwight Co., Inc.	1,165	107,390
Clorox Co.	1,079	136,019
Coca-Cola Co.	33,157	1,538,153
Coca-Cola Enterprises, Inc.	1,854	94,072
Colgate-Palmolive Co.	7,605	537,293
ConAgra Foods, Inc.	3,867	172,546
Constellation Brands, Inc. Cl A	1,455	219,836
Costco Wholesale Corp.	3,765	593,289
CVS Health Corp.	9,411	976,203
Dr. Pepper Snapple Group, Inc.	1,680	150,226
Estee Lauder Cos., Inc. Cl A	1,946	183,527
General Mills, Inc.	4,939	312,886
Hershey Co.	1,168	107,561
Hormel Foods Corp.	2,430	105,073
J.M. Smucker Co.	1,064	138,150
Kellogg Co.	2,199	168,333
Kimberly-Clark Corp.	3,136	421,823
Kraft Heinz Co.	5,124	402,541
Kroger Co.	8,286	316,940
McCormick & Co., Inc.	964	95,899
Mead Johnson Nutrition Co.	1,666	141,560
Molson Coors Brewing Co. Cl B	1,631	156,870
Mondelez International, Inc. Cl A	13,439	539,173
Monster Beverage Corp.*	1,230	164,057
PepsiCo, Inc.	12,358	1,266,448
Philip Morris Int’l., Inc.	13,187	1,293,777

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Proctor & Gamble Co.	22,746	1,872,223
Reynolds American, Inc.	6,934	348,850
Sysco Corp.	4,591	214,537
Tyson Foods, Inc. Cl A	2,490	165,983
Wal-Mart Stores, Inc.	13,273	909,068
Walgreens Boots Alliance, Inc.	7,264	611,919
Whole Foods Market, Inc.	2,732	84,993

		15,985,863

ENERGY (3.6%)
Anadarko Petroleum Corp.	4,389	204,396
Apache Corp.	3,110	151,799
Baker Hughes, Inc.	3,576	156,736
Cabot Oil & Gas Corp.	4,071	92,452
California Resources Corp.	1	1
Cameron International Corp.*	1,609	107,883
Chesapeake Energy Corp.	3,089	12,727
Chevron Corp.	16,058	1,531,933
Cimarex Energy Co.	780	75,871
Columbia Pipeline Group, Inc.	3,677	92,293
Concho Resources, Inc.*	1,031	104,172
ConocoPhillips	10,708	431,211
Devon Energy Corp.	4,476	122,821
Diamond Offshore Drilling, Inc.	649	14,103
EOG Resources, Inc.	4,672	339,094
EQT Corp.	1,405	94,500
Exxon Mobil Corp.	35,340	2,954,066
FMC Technologies, Inc.*	2,218	60,684
Halliburton Co.	7,217	257,791
Helmerich & Payne, Inc.	997	58,544
Hess Corp.	2,285	120,305
Kinder Morgan, Inc.	15,488	276,616
Marathon Oil Corp.	6,708	74,727
Marathon Petroleum Corp.	4,429	164,670
Murphy Oil Corp.	1,223	30,807
National Oilwell Varco, Inc.	3,270	101,697
Newfield Exploration Co.*	1,840	61,180
Noble Energy, Inc.	3,580	112,448
Occidental Petroleum Corp.	6,423	439,526
ONEOK, Inc.	2,012	60,078
Phillips 66	3,960	342,896
Pioneer Natural Resources Co.	1,407	198,021
Range Resources Corp.	1,350	43,713
Schlumberger Ltd.	10,797	796,279
Southwestern Energy Co.*	3,840	30,989
Spectra Energy Corp.	5,890	180,234
Tesoro Corp.	1,026	88,246
Transocean Ltd.	2,823	25,802
Valero Energy Corp.	4,008	257,073
Williams Cos., Inc.	5,924	95,199

		10,363,583

FINANCIALS (8.4%)
Affiliated Managers Group, Inc.*	479	77,790
Aflac, Inc.	3,612	228,062
Allstate Corp.	3,189	214,843
American Express Co.	6,992	429,309
American Int’l. Group, Inc.	9,674	522,880
American Tower Corp.	3,633	371,910
Ameriprise Financial, Inc.	1,468	138,007
Aon PLC	2,249	234,908
Apartment Investment & Management Co. Cl A	1,503	62,855
Assurant, Inc.	585	45,133

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

AvalonBay Communities, Inc.	1,213	230,713
Bank of America Corp.	88,560	1,197,331
Bank of New York Mellon Corp.	9,240	340,309
BB&T Corp.	6,620	220,247
Berkshire Hathaway, Inc. Cl B*	16,018	2,272,634
BlackRock, Inc.	1,073	365,432
Boston Properties, Inc.	1,322	168,000
Capital One Financial Corp.	4,538	314,529
CBRE Group, Inc.*	2,677	77,151
Charles Schwab Corp.	10,303	288,690
Chubb Ltd.	3,883	462,677
Cincinnati Financial Corp.	1,165	76,144
Citigroup, Inc.	25,261	1,054,647
Citizens Financial Group, Inc.	4,889	102,425
CME Group, Inc.	2,873	275,952
Comerica, Inc.	1,565	59,267
Crown Castle Int’l. Corp.	2,833	245,055
Discover Financial Svcs.	3,632	184,941
E*Trade Financial Corp.*	2,436	59,658
Equinix, Inc.	579	191,428
Equity Residential	3,060	229,592
Essex Property Trust, Inc.	538	125,817
Extra Space Storage, Inc.	1,012	94,582
Federal Realty Investment Trust	583	90,977
Fifth Third Bancorp	7,090	118,332
Franklin Resources, Inc.	3,164	123,554
General Growth Pptys., Inc.	5,137	152,723
Goldman Sachs Group, Inc.	3,300	518,034
Hartford Financial Svcs. Group, Inc.	3,326	153,262
HCP, Inc.	4,154	135,337
Host Hotels & Resorts, Inc.	6,289	105,026
Huntington Bancshares, Inc.	6,325	60,341
Intercontinental Exchange, Inc.	1,029	241,959
Invesco Ltd.	3,479	107,049
Iron Mountain, Inc.	1,850	62,733
iShares Core S&P 500 ETF	945	195,284
JPMorgan Chase & Co.	31,460	1,863,061
KeyCorp	6,750	74,520
Kimco Realty Corp.	3,715	106,918
Legg Mason, Inc.	883	30,622
Leucadia National Corp.	2,779	44,936
Lincoln National Corp.	2,221	87,063
Loews Corp.	2,343	89,643
M&T Bank Corp.	1,357	150,627
Marsh & McLennan Cos., Inc.	4,338	263,707
McGraw-Hill Financial, Inc.	2,192	216,964
MetLife, Inc.	9,323	409,653
Moody’s Corp.	1,410	136,150
Morgan Stanley	12,747	318,802
Nasdaq, Inc.	948	62,928
Navient Corp.	2,505	29,985
Northern Trust Corp.	1,857	121,021
People’s United Financial, Inc.	2,860	45,560
PNC Financial Svcs. Grp., Inc.	4,260	360,268
Principal Financial Grp., Inc.	2,221	87,618
Progressive Corp.	4,854	170,570
ProLogis, Inc.	4,619	204,067
Prudential Financial, Inc.	3,903	281,875
Public Storage	1,241	342,305
Realty Income Corp.	2,242	140,147
Regions Financial Corp.	11,237	88,210

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Simon Property Group, Inc.	2,670	554,532
SL Green Realty Corp	801	77,601
State Street Corp.	3,369	197,154
SunTrust Banks, Inc.	4,533	163,551
Synchrony Financial*	6,995	200,477
T. Rowe Price Group, Inc.	2,092	153,678
The Macerich Co.	1,137	90,096
Torchmark Corp.	1,095	59,305
Travelers Cos., Inc.	2,514	293,409
U.S. Bancorp	14,098	572,238
UDR, Inc.	2,408	92,780
Unum Group	1,913	59,150
Ventas, Inc.	2,949	185,669
Vornado Realty Trust	1,462	138,057
Wells Fargo & Co.	39,597	1,914,911
Welltower, Inc.	2,938	203,721
Weyerhaeuser Co.	6,626	205,273
Willis Towers Watson PLC	1,134	134,560
XL Group PLC	2,504	92,147
Zions Bancorporation	1,822	44,111

		24,187,169

HEALTH CARE (7.6%)
Abbott Laboratories	12,742	532,998
AbbVie, Inc.	13,533	773,005
Aetna, Inc.	2,990	335,927
Agilent Technologies, Inc.	2,642	105,284
Alexion Pharmaceuticals, Inc.*	1,897	264,100
Allergan PLC*	3,400	911,302
AmerisourceBergen Corp.	1,741	150,684
Amgen, Inc.	6,372	955,354
Anthem, Inc.	2,245	312,033
Bard (C.R.), Inc.	619	125,453
Baxalta, Inc.	5,810	234,724
Baxter International, Inc.	4,539	186,462
Becton, Dickinson & Co.	1,827	277,380
BIOGEN, Inc.*	1,892	492,525
Boston Scientific Corp.*	11,677	219,644
Bristol-Myers Squibb Co.	14,230	909,012
Cardinal Health, Inc.	2,833	232,164
Celgene Corp.*	6,631	663,697
Centene Corp.*	1,429	87,984
Cerner Corp.*	2,575	136,372
CIGNA Corp.	2,185	299,869
DaVita HealthCare Partners, Inc.*	1,470	107,869
DENTSPLY SIRONA, Inc.	1,997	123,075
Edwards Lifesciences Corp.*	1,779	156,926
Endo International PLC*	1,528	43,013
Express Scripts Hldg. Co.*	5,759	395,586
Gilead Sciences, Inc.	11,645	1,069,710
HCA Hldgs., Inc.*	2,620	204,491
Hologic, Inc.*	2,094	72,243
Humana, Inc.	1,236	226,126
Illumina, Inc.*	1,228	199,071
Intuitive Surgical, Inc.*	317	190,533
Johnson & Johnson	23,534	2,546,374
Laboratory Corp. of America Hldgs.*	928	108,697
Lilly (Eli) & Co.	8,243	593,578
Mallinckrodt PLC*	876	53,681
McKesson Corp.	1,927	303,021
Medtronic PLC	11,962	897,150
Merck & Co., Inc.	23,728	1,255,448

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Mylan NV*	3,386	156,941
Patterson Cos., Inc.	668	31,082
PerkinElmer, Inc.	928	45,899
Perrigo Co. PLC	1,192	152,493
Pfizer, Inc.	51,634	1,530,432
Quest Diagnostics, Inc.	1,307	93,385
Regeneron Pharmaceuticals, Inc.*	665	239,693
Schein (Henry), Inc.*	725	125,157
St. Jude Medical, Inc.	2,521	138,655
Stryker Corp.	2,623	281,422
Tenet Healthcare Corp.*	1,086	31,418
Thermo Fisher Scientific, Inc.	3,376	478,008
UnitedHealth Group, Inc.	8,070	1,040,223
Universal Health Svcs., Inc. Cl B	789	98,404
Varian Medical Systems, Inc.*	772	61,775
Vertex Pharmaceuticals, Inc.*	2,038	162,001
Waters Corp.*	701	92,476
Zimmer Biomet Hldgs., Inc.	1,459	155,573
Zoetis, Inc.	3,747	166,105

		21,833,707

INDUSTRIALS (5.4%)
3M Co.	5,179	862,977
Allegion PLC	706	44,979
American Airlines Group, Inc.	5,292	217,025
AMETEK, Inc.	2,127	106,307
Boeing Co.	5,270	668,974
Caterpillar, Inc.	4,887	374,051
Cintas Corp.	674	60,532
CSX Corp.	8,490	218,618
Cummins, Inc.	1,397	153,586
Danaher Corp.	5,164	489,857
Deere & Co.	2,579	198,557
Delta Air Lines, Inc.	6,725	327,373
Dover Corp.	1,386	89,161
Dun & Bradstreet Corp.	295	30,409
Eaton Corp. PLC	3,882	242,858
Emerson Electric Co.	5,604	304,746
Equifax, Inc.	1,082	123,662
Expeditors Int’l. of Wash.	1,567	76,485
Fastenal Co.	2,499	122,451
FedEx Corp.	2,245	365,306
Flowserve Corp.	978	43,433
Fluor Corp.	1,108	59,500
General Dynamics Corp.	2,475	325,141
General Electric Co.	79,714	2,534,103
Grainger (W.W.), Inc.	473	110,412
Honeywell International, Inc.	6,556	734,600
Hunt (J.B.) Transport Svcs., Inc.	706	59,473
Illinois Tool Works, Inc.	2,722	278,842
Ingersoll-Rand PLC	2,228	138,158
Jacobs Engineering Group, Inc.*	1,040	45,292
Kansas City Southern	868	74,171
L-3 Communications Hldgs., Inc.	641	75,959
Lockheed Martin Corp.	2,208	489,072
Masco Corp.	2,962	93,155
Nielsen Hldgs. PLC	3,188	167,880
Norfolk Southern Corp.	2,550	212,288
Northrop Grumman Corp.	1,572	311,099
PACCAR, Inc.	3,067	167,734
Parker Hannifin Corp.	1,087	120,744
Pentair PLC	1,696	92,025

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Pitney Bowes, Inc.	1,438	30,975
Quanta Services, Inc.*	1,350	30,456
Raytheon Co.	2,581	316,508
Republic Services, Inc.	1,901	90,583
Robert Half Int’l., Inc.	1,057	49,235
Robinson (C.H.) Worldwide, Inc.	1,227	91,080
Rockwell Automation, Inc.	1,077	122,509
Rockwell Collins, Inc.	1,160	106,964
Roper Technologies, Inc.	837	152,978
Ryder System, Inc.	469	30,382
Snap-on, Inc.	488	76,611
Southwest Airlines Co.	5,493	246,086
Stanley Black & Decker, Inc.	1,359	142,980
Stericycle, Inc.*	752	94,895
Textron, Inc.	2,120	77,295
The ADT Corp.	1,480	61,065
Tyco International PLC	3,748	137,589
Union Pacific Corp.	7,177	570,930
United Continental Hldgs., Inc*	3,034	181,615
United Parcel Service, Inc. Cl B	5,959	628,496
United Rentals, Inc.*	733	45,585
United Technologies Corp.	6,592	659,859
Verisk Analytics, Inc. Cl A*	1,378	110,130
Waste Management, Inc.	3,619	213,521
Xylem, Inc.	1,540	62,986

		15,542,308

INFORMATION TECHNOLOGY (11.0%)
Accenture Ltd. Cl A	5,359	618,429
Activision, Blizzard Inc.	4,272	144,564
Adobe Systems, Inc.*	4,225	396,305
Akamai Technologies, Inc.*	1,634	90,801
Alliance Data Systems Corp.*	516	113,520
Alphabet, Inc. Cl A*	2,506	1,911,827
Alphabet, Inc. Cl C*	2,551	1,900,375
Amphenol Corp. Cl A	2,642	152,760
Analog Devices, Inc.	2,603	154,072
Apple, Inc.	47,346	5,160,236
Applied Materials, Inc.	9,694	205,319
Autodesk, Inc.*	1,845	107,582
Automatic Data Processing, Inc.	3,968	355,969
Broadcom Ltd.	3,215	496,718
CA, Inc.	2,479	76,328
Cisco Systems, Inc.	43,342	1,233,947
Citrix Systems, Inc.*	1,391	109,305
Cognizant Technology Solutions*	5,176	324,535
Corning, Inc.	9,121	190,538
CSRA, Inc.	1,241	33,383
eBay, Inc.*	8,957	213,714
Electronic Arts, Inc.*	2,593	171,423
EMC Corp.	16,758	446,601
F5 Networks, Inc.*	598	63,298
Facebook, Inc. Cl A*	19,656	2,242,750
Fidelity Nat’l. Information Svcs., Inc.	2,441	154,540
First Solar, Inc.*	630	43,136
Fiserv, Inc.*	1,957	200,749
FLIR Systems, Inc.	1,404	46,262
Harris Corp.	1,155	89,928
Hewlett Packard Enterprise Co.	15,033	266,535
HP, Inc.	15,246	187,831
Int’l. Business Machines Corp.	7,474	1,131,937
Intel Corp.	40,218	1,301,052

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Intuit, Inc.	2,247	233,710
Juniper Networks, Inc.	2,885	73,596
KLA-Tencor Corp.	1,292	94,071
Lam Research Corp.	1,349	111,427
Linear Technology Corp.	2,060	91,794
MasterCard, Inc. Cl A	8,471	800,510
Microchip Technology, Inc.	1,877	90,471
Micron Technology, Inc.*	8,254	86,419
Microsoft Corp.	67,838	3,746,689
Motorola Solutions, Inc.	1,255	95,004
NetApp, Inc.	2,262	61,730
NVIDIA Corp.	4,473	159,373
Oracle Corp.	26,643	1,089,965
Paychex, Inc.	2,824	152,524
PayPal Hldgs., Inc.*	9,328	360,061
Qorvo, Inc.*	1,200	60,492
QUALCOMM, Inc.	12,722	650,603
Red Hat, Inc.*	1,649	122,867
Salesforce.com, inc.*	5,474	404,145
SanDisk Corp.	1,789	136,107
Seagate Technology PLC	2,525	86,986
Skyworks Solutions, Inc.	1,602	124,796
Symantec Corp.	5,699	104,748
TE Connectivity Ltd.	3,193	197,711
Teradata Corp.*	1,148	30,124
Texas Instruments, Inc.	8,552	491,056
Total System Services, Inc.	1,339	63,710
VeriSign, Inc.*	862	76,321
Visa, Inc. Cl A	16,571	1,267,350
Western Digital Corp.	1,885	89,047
Western Union Co.	3,997	77,102
Xerox Corp.	8,538	95,284
Xilinx, Inc.	2,246	106,528
Yahoo!, Inc.*	7,474	275,118

		32,043,708

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,623	233,793
Airgas, Inc.	538	76,202
Alcoa, Inc.	10,756	103,042
Avery Dennison Corp.	864	62,303
Ball Corp.	1,293	92,178
CF Industries Hldgs., Inc.	2,176	68,196
Dow Chemical Co.	9,409	478,542
Du Pont (E.I.) de Nemours & Co.	7,511	475,597
Eastman Chemical Co.	1,231	88,915
Ecolab, Inc.	2,254	251,366
FMC Corp.	1,116	45,053
Freeport-McMoRan Copper & Gold, Inc.	9,971	103,100
Int’l. Flavors & Fragrances, Inc.	668	75,998
International Paper Co.	3,369	138,264
LyondellBasell Inds. NV Cl A	2,957	253,060
Martin Marietta Materials, Inc.	584	93,154
Monsanto Co.	3,772	330,955
Newmont Mining Corp.	4,363	115,969
Nucor Corp.	2,603	123,122
Owens-Illinois, Inc.*	951	15,178
PPG Industries, Inc.	2,237	249,403
Praxair, Inc.	2,425	277,541
Sealed Air Corp.	1,617	77,632
Sherwin-Williams Co.	686	195,284
The Mosaic Co.	3,093	83,511
Vulcan Materials Co.	1,158	122,250
WestRock Co.	1,984	77,450

		4,307,058

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	52,573	2,059,284
CenturyLink, Inc.	4,817	153,951
Frontier Communications Corp.	8,611	48,135
Level 3 Communications, Inc.*	2,605	137,674
Verizon Communications, Inc.	34,748	1,879,172

		4,278,216

UTILITIES (1.8%)
AES Corp.	5,258	62,044
AGL Resources, Inc.	939	61,166
Ameren Corp.	2,166	108,517
American Electric Power Co., Inc.	4,201	278,946
American Water Works Co., Inc.	1,549	106,773
CenterPoint Energy, Inc.	3,629	75,919
CMS Energy Corp.	2,203	93,495
Consolidated Edison, Inc.	2,418	185,267
Dominion Resources, Inc.	5,151	386,943
DTE Energy Co.	1,533	138,982
Duke Energy Corp.	5,926	478,110
Edison International	2,775	199,495
Entergy Corp.	1,551	122,963
Eversource Energy	2,649	154,543
Exelon Corp.	7,887	282,828
FirstEnergy Corp.	3,822	137,477
NextEra Energy, Inc.	3,877	458,804
NiSource, Inc.	2,656	62,575
NRG Energy, Inc.	2,227	28,973
PG&E Corp.	4,108	245,330
Pinnacle West Capital Corp.	1,046	78,523
PPL Corp.	5,728	218,065
Public Svc. Enterprise Group, Inc.	4,301	202,749
SCANA Corp.	1,120	78,568
Sempra Energy	2,054	213,719
Southern Co.	7,783	402,615
TECO Energy, Inc.	2,214	60,951
WEC Energy Group, Inc.	2,585	155,281
Xcel Energy, Inc.	4,430	185,263

		5,264,884

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $108,169,069) 53.2%		153,670,229

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (1)	A-1+	0.29	06/23/16	300,000	299,796

COMMERCIAL PAPER (0.4%)
Exxon Mobil Corp.	A-1+	0.30	04/01/16	1,100,000	1,100,000

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $1,399,796) 0.5%					1,399,796

TOTAL INDEXED ASSETS (Cost: $109,568,865) 53.7%					155,070,025

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	2,525	1,498,941
AutoZone, Inc.*	672	535,376
Bassett Furniture Industries, Inc.	16,011	510,110
Carmike Cinemas, Inc.*	6,259	188,020
CST Brands, Inc.	19,687	753,815
Diamond Resorts Int’l., Inc.*	52,448	1,274,486
Disney (Walt) Co.	11,631	1,155,075
DreamWorks Animation SKG Cl A*	6,285	156,811
Drew Industries, Inc.	4,124	265,833
Five Below, Inc.*	6,783	280,409
Ford Motor Co.	17,022	229,797
FTD Companies, Inc.*	3,838	100,748
General Motors Co.	19,010	597,484
Gentherm, Inc.*	3,613	150,265
Haverty Furniture Cos., Inc.	16,846	356,461
Home Depot, Inc.	7,891	1,052,896
Houghton Mifflin Harcourt Co.*	40,696	811,478
HSN, Inc.	5,763	301,463
Intrawest Resorts Hldgs., Inc.*	36,598	312,913
Johnson Controls, Inc.	4,249	165,584
Macy’s, Inc.	8,136	358,716
McDonald’s Corp.	6,647	835,395
Panera Bread Co. Cl A*	1,370	280,617
Performance Sports Group Ltd.*	9,714	30,891
Popeyes Louisiana Kitchen, Inc.*	3,958	206,053
Priceline Group Inc.*	261	336,419
Red Robin Gourmet Burgers, Inc.*	6,472	417,250
Ruby Tuesday, Inc.*	31,836	171,278
Select Comfort Corp.*	30,653	594,362
Stage Stores, Inc.	8,547	68,889
Starbucks Corp.	11,282	673,535
Steve Madden Ltd.*	8,047	298,061
Target Corp.	5,012	412,387
Time Warner Cable, Inc.	4,346	889,279
Time Warner, Inc.	7,314	530,631
Unifi, Inc.*	8,704	199,409
Viacom, Inc. Cl B	5,192	214,326
Vista Outdoor, Inc.*	8,423	437,238

		17,652,701

CONSUMER STAPLES (2.9%)
Casey’s General Stores, Inc.	1,879	212,928
Coca-Cola Co.	11,096	514,743
Colgate-Palmolive Co.	6,181	436,688
Constellation Brands, Inc. Cl A	6,619	1,000,065
Crimson Wine Group Ltd.*	40,324	337,915
Estee Lauder Cos., Inc. Cl A	5,961	562,182
Farmer Brothers Co.*	8,971	250,022
Mondelez International, Inc. Cl A	9,124	366,055
PepsiCo, Inc.	7,201	737,958
Philip Morris Int’l., Inc.	4,812	472,105
Proctor & Gamble Co.	12,566	1,034,307
Tyson Foods, Inc. Cl A	7,508	500,483
Vector Group Ltd.	23,505	536,855
Village Super Market, Inc. Cl A	9,020	217,923
Wal-Mart Stores, Inc.	10,119	693,050
WD-40 Co.	4,733	511,211

		8,384,490

ENERGY (2.2%)
Abraxas Petroleum Corp.*	37,364	37,738
Anadarko Petroleum Corp.	5,670	264,052

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Apache Corp.	3,838	187,333
Atwood Oceanics, Inc.	6,510	59,697
C&J Energy Services Ltd.*	8,350	11,774
California Resources Corp.	1	1
Carrizo Oil and Gas, Inc.*	5,296	163,752
Chevron Corp.	5,132	489,593
CrossAmerica Partners LP	5,363	130,482
EOG Resources, Inc.	5,554	403,109
Exxon Mobil Corp.	20,720	1,731,985
Gulfport Energy Corp.*	5,511	156,182
Halliburton Co.	12,768	456,073
Hess Corp.	3,711	195,384
Matador Resources Co.*	11,804	223,804
Matrix Service Co.*	3,765	66,641
National Oilwell Varco, Inc.	5,743	178,607
Noble Energy, Inc.	9,828	308,697
Occidental Petroleum Corp.	6,043	413,522
PBF Energy, Inc.	14,158	470,046
PDC Energy, Inc.*	4,294	255,278
Range Resources Corp.	6,722	217,658

		6,421,408

FINANCIALS (8.9%)
Agree Realty Corp.	2,498	96,098
Alexander’s, Inc.	325	123,679
Allied World Assurance Co. Hldgs. AG	5,130	179,242
American Equity Investment Life Hldg. Co.	12,060	202,608
American Int’l. Group, Inc.	11,806	638,114
Aon PLC	3,744	391,061
Ashford Hospitality Prime, Inc.	3,812	44,486
Ashford Hospitality Trust, Inc.	9,498	60,597
Aspen Insurance Hldgs. Ltd.	6,457	307,999
BancFirst Corp.	4,762	271,577
Bank of America Corp.	42,771	578,264
Bank of Marin Bancorp	3,913	192,598
Bank of the Ozarks, Inc.	3,511	147,357
Banner Corp.	7,818	328,669
Berkshire Hathaway, Inc. Cl B*	4,800	681,024
Brookline Bancorp, Inc.	29,527	325,092
Bryn Mawr Bank Corp.	8,415	216,518
Capital One Financial Corp.	11,507	797,550
Charter Financial Corp.	14,405	194,468
Chatham Lodging Trust	12,559	269,139
Chesapeake Lodging Trust	11,604	307,042
Citigroup, Inc.	11,256	469,938
Colony Capital, Inc. Cl A	15,037	252,170
Columbia Banking System, Inc.	3,067	91,765
Comerica, Inc.	8,127	307,769
CubeSmart	10,411	346,686
Customers Bancorp, Inc.*	12,016	283,938
Dime Community Bancshares	13,840	243,861
Eagle Bancorp, Inc.*	4,763	228,624
Easterly Acquisition Corp.*	25,120	247,934
Easterly Government Pptys.	28,107	520,542
EastGroup Properties, Inc.	1,957	118,144
Ellington Financial LLC	25,901	451,195
Enterprise Financial Svcs. Corp.	9,064	245,091
Equity Lifestyle Properties, Inc.	5,073	368,959
FBL Financial Group, Inc. Cl A	4,352	267,735
FBR & Co.	3,996	72,288
FelCor Lodging Trust, Inc.	46,524	377,775
First Connecticut Bancorp, Inc.	4,858	77,534

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

First Interstate BancSytem, Inc.	9,539	268,332
Flushing Financial Corp.	8,703	188,159
Forest City Realty Trust, Inc. Cl A	21,702	457,695
Franklin Resources, Inc.	4,479	174,905
Glacier Bancorp, Inc.	9,696	246,472
Goldman Sachs Group, Inc.	3,950	620,071
Hanmi Financial Corp.	6,294	138,594
Heritage Financial Corp.	11,049	194,131
Highwoods Properties, Inc.	9,105	435,310
Host Hotels & Resorts, Inc.	16,139	269,521
Investors Bancorp, Inc.	58,724	683,548
iShares Russell 2000 Growth ETF	720	95,530
iShares Russell 2000 Value ETF	3,610	336,488
Janus Capital Group, Inc.	12,617	184,587
JPMorgan Chase & Co.	25,475	1,508,630
Marlin Business Svcs. Corp.	13,515	193,400
MB Financial, Inc.	6,031	195,706
MetLife, Inc.	11,672	512,868
Northfield Bancorp, Inc.	21,715	356,995
Pace Hldgs. Corp.*	24,200	241,758
Parkway Properties, Inc.	10,798	169,097
Pennsylvania REIT	12,810	279,899
Pinnacle Financial Partners, Inc.	4,713	231,220
PNC Financial Svcs. Grp., Inc.	5,040	426,233
PrivateBancorp, Inc.	9,541	368,283
Prosperity Bancshares, Inc.	3,564	165,334
QTS Realty Trust, Inc.	7,452	353,076
Safety Insurance Group, Inc.	5,202	296,826
Selective Insurance Group, Inc.	7,457	273,001
Simon Property Group, Inc.	4,151	862,121
Sovran Self Storage, Inc.	1,754	206,884
Starwood Property Trust, Inc.	7,899	149,528
Stock Yards Bancorp, Inc.	11,122	428,531
SVB Financial Group*	4,913	501,372
Terreno Realty Corp.	8,756	205,328
The GEO Group, Inc.	6,439	223,240
Trico Bancshares	3,498	88,569
UMB Financial Corp.	3,009	155,355
Urstadt Biddle Pptys., Inc. Cl A	7,063	147,970
Wells Fargo & Co.	24,760	1,197,394
Zions Bancorporation	11,133	269,530

		25,626,621

HEALTH CARE (6.2%)
Abbott Laboratories	12,034	503,382
Abiomed, Inc.*	2,886	273,622
Acadia Healthcare Co., Inc.*	5,584	307,734
ACADIA Pharmaceuticals, Inc.*	6,110	170,836
Acceleron Pharma, Inc.*	3,430	90,518
Acorda Therapeutics, Inc.*	5,173	136,826
Agios Pharmaceuticals, Inc.*	1,323	53,714
Albany Molecular Research, Inc.*	6,595	100,838
Allergan PLC*	2,433	652,117
Alnylam Pharmaceuticals, Inc.*	1,209	75,889
Amsurg Corp.*	3,738	278,855
Anacor Pharmaceuticals, Inc.*	1,894	101,234
Ani Pharmaceuticals, Inc.*	2,268	76,341
Anika Therapeutics, Inc.*	5,645	252,444
BIOGEN, Inc.*	1,737	452,176
BioSpecifics Technologies Corp.*	4,456	155,158
Catalent, Inc.*	5,225	139,351
Celgene Corp.*	10,769	1,077,869

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Cempra, Inc.*	2,585	45,289
Cepheid, Inc.*	4,333	144,549
Cerner Corp.*	3,218	170,425
Civitas Solutions, Inc.*	3,664	63,864
DexCom, Inc.*	2,654	180,233
Dynavax Technologies Corp.*	1,650	31,746
Emergent Biosolutions, Inc.*	15,169	551,393
Ensign Group, Inc.	15,428	349,290
Express Scripts Hldg. Co.*	5,005	343,793
Gilead Sciences, Inc.	9,745	895,176
Harvard Bioscience, Inc.*	28,008	84,584
Humana, Inc.	1,765	322,907
Insulet Corp.*	4,372	144,976
Intersect ENT, Inc.*	7,051	133,969
Karyopharm Therapeutics, Inc.*	6,724	59,978
Kindred Healthcare, Inc.	7,746	95,663
Kite Pharma, Inc.*	1,217	55,872
Lannett Co., Inc.*	4,700	84,271
McKesson Corp.	2,165	340,446
Medicines Co.*	3,429	108,939
Medtronic PLC	9,085	681,375
Merck & Co., Inc.	17,848	944,338
Mylan NV*	17,391	806,073
Neogen Corp.*	3,623	182,418
Neurocrine Biosciences, Inc.*	5,421	214,401
NuVasive, Inc.*	2,847	138,507
Omeros Corp.*	8,781	134,701
Omnicell, Inc.*	11,593	323,097
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	29,696	252,416
Pacira Pharmaceuticals, Inc.*	1,912	101,298
PAREXEL International Corp.*	3,648	228,839
Pfizer, Inc.	41,817	1,239,456
QLT, Inc.*	37,749	75,121
Radius Health, Inc.*	2,777	87,309
Sarepta Therapeutics, Inc.*	4,726	92,252
Sorrento Therapeutics, Inc.*	11,706	62,978
STERIS PLC	3,387	240,646
Stryker Corp.	4,423	474,544
Supernus Pharmaceuticals, Inc.*	37,334	569,344
TESARO, Inc.*	3,010	132,530
Ultragenyx Pharmaceutical, Inc.*	2,531	160,238
UnitedHealth Group, Inc.	4,983	642,309
Universal American Corp.	7,089	50,615
Vertex Pharmaceuticals, Inc.*	2,148	170,745
WellCare Health Plans, Inc.*	4,661	432,308
West Pharmaceutical Svcs, Inc.	3,000	207,960
Wright Medical Group NV*	16,540	274,564

		18,026,665

INDUSTRIALS (5.5%)
Alaska Air Group, Inc.	5,825	477,767
Allegiant Travel Co.	2,007	357,366
Astronics Corp.*	23,304	889,048
AZZ, Inc.	16,549	936,674
Boeing Co.	6,062	769,510
CEB, Inc.	1,498	96,966
Covenant Transportation Group Cl A*	13,268	320,953
Cummins, Inc.	4,352	478,459
Delta Air Lines, Inc.	9,877	480,812
Deluxe Corp.	5,474	342,070
Encore Wire Corp.	8,219	319,966

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

EnPro Industries, Inc.	5,953	343,369
Expeditors Int’l. of Wash.	7,996	390,285
FedEx Corp.	4,362	709,785
Forward Air Corp.	1,754	79,491
Generac Hldgs., Inc.*	4,976	185,306
General Electric Co.	64,724	2,057,576
Healthcare Svcs. Group, Inc.	9,743	358,640
Miller Industries, Inc.	21,873	443,584
Mueller Industries, Inc.	27,696	814,816
Mueller Water Products, Inc. Cl A	33,022	326,257
Old Dominion Freight Line, Inc.*	5,148	358,404
Orbital ATK, Inc.	5,857	509,208
Roper Technologies, Inc.	8,718	1,593,389
Steelcase, Inc.	12,258	182,889
Sun Hydraulics Corp.	8,757	290,645
Teledyne Technologies, Inc.*	3,173	279,668
The Advisory Board Co.*	5,298	170,861
Trex Co., Inc.*	9,120	437,122
Tyco International PLC	7,706	282,887
Union Pacific Corp.	6,097	485,016
VSE Corp.	2,860	194,165

		15,962,954

INFORMATION TECHNOLOGY (8.4%)
Aerohive Networks, Inc.*	20,970	104,640
Alphabet, Inc. Cl A*	1,157	882,675
Alphabet, Inc. Cl C*	1,160	864,135
Ambarella, Inc.*	7,200	321,840
Analog Devices, Inc.	4,892	289,557
Anixter International, Inc.*	2,509	130,744
Apigee Corp.*	23,832	198,044
Apple, Inc.	18,774	2,046,178
ARRIS International PLC*	7,816	179,143
Automatic Data Processing, Inc.	5,202	466,671
Blackhawk Network Hldgs., Inc.*	5,360	183,848
Broadcom Ltd.	2,547	393,512
CalAmp Corp.*	23,361	418,863
Callidus Software, Inc.*	3,830	63,884
Cavium, Inc.*	5,575	340,967
Cimpress NV*	1,389	125,968
Cirrus Logic, Inc.*	2,780	101,220
Cisco Systems, Inc.	23,117	658,141
Cognex Corp	2,416	94,103
comScore, Inc.*	1,791	53,802
Cornerstone OnDemand, Inc.*	5,264	172,501
DTS, Inc.*	6,293	137,062
EPAM Systems, Inc.*	1,915	142,993
Euronet Worldwide, Inc.*	2,747	203,580
F5 Networks, Inc.*	1,485	157,187
Facebook, Inc. Cl A*	9,688	1,105,401
FARO Technologies, Inc.*	10,023	322,841
Globant SA*	9,263	285,856
Guidewire Software, Inc.*	2,540	138,379
Heartland Payment Systems, Inc.	1,540	148,718
Imation Corp.*	24,758	38,375
Imperva, Inc.*	2,686	135,643
Intel Corp.	11,918	385,547
j2 Global, Inc.	3,162	194,716
KLA-Tencor Corp.	2,609	189,961
LogMeIn, Inc.*	8,732	440,617
Manhattan Associates, Inc.*	3,326	189,150
MasterCard, Inc. Cl A	6,601	623,795

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

MAXIMUS, Inc.	4,240	223,194
MaxLinear, Inc. Cl A*	27,749	513,357
Micron Technology, Inc.*	8,590	89,937
Microsoft Corp.	26,468	1,461,828
MKS Instruments, Inc.	6,210	233,807
Monolithic Power Systems, Inc.	5,751	365,994
Nanometrics, Inc.*	2,581	40,883
New Relic, Inc.*	4,429	115,508
Nova Measuring Instruments Ltd.*	10,616	110,513
Oracle Corp.	16,658	681,479
Paycom Software, Inc.*	3,486	124,102
Perficient, Inc.*	18,614	404,296
Plexus Corp.*	3,456	136,581
Proofpoint, Inc.*	11,403	613,253
Qlik Technologies, Inc.*	8,070	233,384
QLogic Corp.*	14,781	198,657
QUALCOMM, Inc.	9,418	481,637
Rapid7, Inc.*	4,290	56,070
Richardson Electronics Ltd.	45,433	234,434
Rogers Corp.*	6,795	406,816
Rubicon Project, Inc.*	5,394	98,602
Ruckus Wireless, Inc.*	21,195	207,923
Salesforce.com, inc.*	14,642	1,081,019
Science Applications Int’l. Corp.	3,191	170,208
Synaptics, Inc.*	1,154	92,020
SYNNEX Corp.	3,125	289,344
Teradata Corp.*	4,870	127,789
Texas Instruments, Inc.	5,747	329,993
Tyler Technologies, Inc.*	2,250	289,373
Verint Systems, Inc.*	3,628	121,103
Virtusa Corp.*	4,535	169,881
Visa, Inc. Cl A	9,301	711,340
Western Digital Corp.	6,955	328,554
Xura, Inc.*	11,415	224,533
Yahoo!, Inc.*	9,052	333,204

		24,230,873

MATERIALS (1.6%)
A. Schulman, Inc.	10,158	276,501
Ball Corp.	6,901	491,972
Berry Plastics Group, Inc.*	6,689	241,807
Boise Cascade Co.*	7,464	154,654
Calgon Carbon Corp.	12,772	179,063
CF Industries Hldgs., Inc.	6,330	198,382
Dow Chemical Co.	9,280	471,981
Eastman Chemical Co.	7,281	525,907
Ferro Corp.*	27,112	321,819
FMC Corp.	2,087	84,252
Freeport-McMoRan Copper & Gold, Inc.	9,466	97,878
Kaiser Aluminum Corp.	7,847	663,385
Kraton Performance Polymers, Inc.*	12,920	223,516
Olin Corp.	7,680	133,402
PolyOne Corp.	13,090	395,973
Schnitzer Steel Industries, Inc. Cl A	4,604	84,898
Silgan Hldgs., Inc.	858	45,620

		4,591,010

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	22,436	878,818
Consolidated Comms. Hldgs., Inc.	7,237	186,425
inContact, Inc.*	33,637	299,033
ORBCOMM, Inc.*	53,805	545,044
Shenandoah Telecommunications Co.	14,819	396,408
Verizon Communications, Inc.	9,524	515,058

		2,820,786

UTILITIES (1.8%)
Ameren Corp.	2,548	127,655
Avista Corp.	9,534	388,797
Black Hills Corp.	5,129	308,407
Chesapeake Utilities Corp.	2,841	178,898
Dominion Resources, Inc.	7,931	595,777
Edison International	4,587	329,759
Idacorp, Inc.	5,763	429,862
Northwest Natural Gas Co.	12,852	692,080
NorthWestern Corp.	4,200	259,350
PNM Resources, Inc.	10,884	367,008
Portland General Electric Co.	6,894	272,244
PPL Corp.	5,086	193,624
Public Svc. Enterprise Group, Inc.	8,935	421,196
Sempra Energy	4,172	434,097
The Laclede Group, Inc.	1,430	96,883

		5,095,637

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $98,652,965) 44.6%		128,813,145

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill	A-1+	0.32	06/02/16	1,000,000	999,452

COMMERCIAL PAPER (0.8%)
Toyota Motor Credit Corp.	A-1+	0.39	04/14/16	1,500,000	1,499,789
Toyota Motor Credit Corp.	A-1+	0.39	04/14/16	1,000,000	999,859

					2,499,648

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,499,100) 1.2%					3,499,100

TOTAL ACTIVE ASSETS (Cost: $102,152,065) 45.8%
					132,312,245

TOTAL INVESTMENTS (Cost: $211,720,930) 99.5%					287,382,270

OTHER NET ASSETS 0.5%					1,492,168

NET ASSETS 100.0%					$288,874,438

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Bassett Furniture Industries, Inc.	180,015	5,735,278
Carmike Cinemas, Inc.*	70,490	2,117,520
CST Brands, Inc.	77,537	2,968,892
Diamond Resorts Int’l., Inc.*	427,952	10,399,232
FTD Companies, Inc.*	43,149	1,132,661
Houghton Mifflin Harcourt Co.*	314,678	6,274,679
Intrawest Resorts Hldgs., Inc.*	166,552	1,424,020
Ruby Tuesday, Inc.*	358,843	1,930,575
Select Comfort Corp.*	144,813	2,807,924
Stage Stores, Inc.	95,559	770,206
Unifi, Inc.*	97,945	2,243,920
Vista Outdoor, Inc.*	45,788	2,376,855

		40,181,762

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	452,245	3,789,813
Farmer Brothers Co.*	100,975	2,814,173
Vector Group Ltd.	142,559	3,256,048

		9,860,034

ENERGY (3.9%)
Abraxas Petroleum Corp.*	417,311	421,484
Atwood Oceanics, Inc.	73,230	671,519
C&J Energy Services Ltd.*	94,325	132,998
Carrizo Oil and Gas, Inc.*	59,403	1,836,741
CrossAmerica Partners LP	60,254	1,465,980
Matrix Service Co.*	45,107	798,394
PBF Energy, Inc.	159,091	5,281,821
PDC Energy, Inc.*	48,113	2,860,318
Range Resources Corp.	39,500	1,279,010

		14,748,265

FINANCIALS (39.9%)
Agree Realty Corp.	29,374	1,130,018
Alexander’s, Inc.	4,002	1,522,961
Allied World Assurance Co. Hldgs. AG	57,750	2,017,785
American Equity Investment Life Hldg. Co.	136,051	2,285,657
Ashford Hospitality Prime, Inc.	42,815	499,651
Ashford Hospitality Trust, Inc.	106,557	679,834
Aspen Insurance Hldgs. Ltd.	75,207	3,587,374
BancFirst Corp.	55,395	3,159,177
Bank of Marin Bancorp	44,619	2,196,147
Banner Corp.	90,519	3,805,419
Brookline Bancorp, Inc.	354,901	3,907,460
Bryn Mawr Bank Corp.	99,818	2,568,317
Charter Financial Corp.	163,182	2,202,957
Chatham Lodging Trust	135,200	2,897,336
Chesapeake Lodging Trust	131,874	3,489,386
Colony Capital, Inc. Cl A	169,139	2,836,461
Columbia Banking System, Inc.	34,806	1,041,396
Customers Bancorp, Inc.*	134,265	3,172,682
Dime Community Bancshares	160,018	2,819,517
Eagle Bancorp, Inc.*	55,493	2,663,664
Easterly Acquisition Corp.*	282,520	2,788,472
Easterly Government Pptys.	192,198	3,559,507
EastGroup Properties, Inc.	22,258	1,343,715
Ellington Financial LLC	294,864	5,136,531
Enterprise Financial Svcs. Corp.	102,833	2,780,604
Equity Lifestyle Properties, Inc.	57,552	4,185,757
FBR & Co.	46,122	834,347
FelCor Lodging Trust, Inc.	545,801	4,431,904

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

First Connecticut Bancorp, Inc.	55,020	878,119
First Interstate BancSytem, Inc.	102,633	2,887,066
Flushing Financial Corp.	98,874	2,137,656
Forest City Realty Trust, Inc. Cl A	236,199	4,981,437
Glacier Bancorp, Inc.	109,482	2,783,032
Hanmi Financial Corp.	71,303	1,570,092
Highwoods Properties, Inc.	103,609	4,953,546
Investors Bancorp, Inc.	323,809	3,769,137
iShares Russell 2000 Value ETF	40,690	3,792,715
Janus Capital Group, Inc.	142,678	2,087,379
Marlin Business Svcs. Corp.	154,814	2,215,388
MB Financial, Inc.	64,566	2,095,167
Northfield Bancorp, Inc.	243,245	3,998,948
Pace Hldgs. Corp.*	273,830	2,735,562
Parkway Properties, Inc.	120,797	1,891,681
Pennsylvania REIT	148,863	3,252,657
PrivateBancorp, Inc.	107,627	4,154,402
Prosperity Bancshares, Inc.	40,001	1,855,646
Selective Insurance Group, Inc.	83,591	3,060,267
Sovran Self Storage, Inc.	20,595	2,429,180
Stock Yards Bancorp, Inc.	129,844	5,002,889
SVB Financial Group*	55,744	5,688,675
Terreno Realty Corp.	100,021	2,345,492
The GEO Group, Inc.	72,063	2,498,424
Trico Bancshares	39,377	997,026
UMB Financial Corp.	32,144	1,659,595
Urstadt Biddle Pptys., Inc. Cl A	79,107	1,657,292

		150,922,506

HEALTH CARE (4.7%)
Albany Molecular Research, Inc.*	73,895	1,129,855
Amsurg Corp.*	42,271	3,153,417
Civitas Solutions, Inc.*	41,258	719,127
Emergent Biosolutions, Inc.*	32,319	1,174,796
Ensign Group, Inc.	42,872	970,622
Harvard Bioscience, Inc.*	316,322	955,292
Kindred Healthcare, Inc.	86,534	1,068,695
Pacific Biosciences of CA, Inc.*	229,139	1,947,682
QLT, Inc.*	424,890	845,531
Supernus Pharmaceuticals, Inc.*	259,183	3,952,541
Universal American Corp.	79,579	568,194
Wright Medical Group NV*	76,194	1,264,820

		17,750,572

INDUSTRIALS (12.4%)
Alaska Air Group, Inc.	65,130	5,341,963
AZZ, Inc.	103,726	5,870,892
Deluxe Corp.	61,285	3,829,700
Encore Wire Corp.	92,067	3,584,168
Miller Industries, Inc.	249,665	5,063,206
Mueller Industries, Inc.	314,576	9,254,826
Old Dominion Freight Line, Inc.*	57,577	4,008,511
Orbital ATK, Inc.	65,445	5,689,788
Steelcase, Inc.	137,710	2,054,633
VSE Corp.	32,198	2,185,922

		46,883,609

INFORMATION TECHNOLOGY (8.9%)
Aerohive Networks, Inc.*	235,669	1,175,988
Anixter International, Inc.*	26,966	1,405,198
CalAmp Corp.*	116,453	2,088,002
Cirrus Logic, Inc.*	31,575	1,149,646
Imation Corp.*	283,072	438,762
LogMeIn, Inc.*	29,468	1,486,955
MaxLinear, Inc. Cl A*	98,150	1,815,775

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

MKS Instruments, Inc.	69,625	2,621,381
Nanometrics, Inc.*	29,089	460,770
Nova Measuring Instruments Ltd.*	128,953	1,342,401
Perficient, Inc.*	99,016	2,150,628
Plexus Corp.*	37,341	1,475,716
Proofpoint, Inc.*	45,953	2,471,352
QLogic Corp.*	165,385	2,222,774
Richardson Electronics Ltd.	518,914	2,677,596
Rogers Corp.*	37,060	2,218,782
SYNNEX Corp.	35,136	3,253,242
Virtusa Corp.*	19,386	726,200
Xura, Inc.*	128,245	2,522,579

		33,703,747

MATERIALS (3.9%)
A. Schulman, Inc.	26,244	714,362
Boise Cascade Co.*	84,253	1,745,722
Ferro Corp.*	72,619	861,988
Kaiser Aluminum Corp.	88,439	7,476,633
Kraton Performance Polymers, Inc.*	145,160	2,511,268
Schnitzer Steel Industries, Inc. Cl A	51,703	953,403
Silgan Hldgs., Inc.	9,613	511,123

		14,774,499

TELECOMMUNICATION SERVICES (1.4%)
Consolidated Comms. Hldgs., Inc.	82,101	2,114,922
ORBCOMM, Inc.*	304,993	3,089,579

		5,204,501

UTILITIES (6.9%)
Avista Corp.	102,622	4,184,925
Black Hills Corp.	57,682	3,468,419
Idacorp, Inc.	65,470	4,883,407
Northwest Natural Gas Co.	52,981	2,853,027
NorthWestern Corp.	46,978	2,900,892
PNM Resources, Inc.	117,139	3,949,927
Portland General Electric Co.	74,057	2,924,511
The Laclede Group, Inc.	16,170	1,095,518

		26,260,626

TOTAL COMMON STOCKS (Cost: $298,091,198) 95.2%		360,290,121

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	0.03	04/14/16	3,000,000	2,999,968

COMMERCIAL PAPER (3.9%)
Cargill Financial Markets†	A-1	0.37	04/04/16	9,700,000	9,699,700
Toyota Motor Credit Corp.	A-1+	0.42	04/04/16	5,200,000	5,199,818

					14,899,518

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,899,486) 4.7%					17,899,486

TOTAL INVESTMENTS (Cost: $315,990,684) 99.9%					378,189,607

OTHER NET ASSETS 0.1%					348,600

NET ASSETS 100.0%					$378,538,207

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
CST Brands, Inc.	151,143	5,787,265
Diamond Resorts Int’l., Inc.*	169,644	4,122,349
DreamWorks Animation SKG Cl A*	74,125	1,849,419
Drew Industries, Inc.	47,119	3,037,291
Five Below, Inc.*	79,702	3,294,881
Gentherm, Inc.*	42,703	1,776,018
Haverty Furniture Cos., Inc.	201,229	4,258,006
Houghton Mifflin Harcourt Co.*	146,701	2,925,218
HSN, Inc.	68,462	3,581,247
Intrawest Resorts Hldgs., Inc.*	256,533	2,193,357
Panera Bread Co. Cl A*	16,133	3,304,522
Performance Sports Group Ltd.*	118,035	375,351
Popeyes Louisiana Kitchen, Inc.*	46,506	2,421,102
Red Robin Gourmet Burgers, Inc.*	75,989	4,899,011
Select Comfort Corp.*	210,128	4,074,382
Steve Madden Ltd.*	94,424	3,497,465
Vista Outdoor, Inc.*	50,730	2,633,394

		54,030,278

CONSUMER STAPLES (3.8%)
Casey’s General Stores, Inc.	22,039	2,497,459
Vector Group Ltd.	133,323	3,045,097
Village Super Market, Inc. Cl A	107,478	2,596,668
WD-40 Co.	55,663	6,012,161

		14,151,385

ENERGY (1.2%)
Gulfport Energy Corp.*	65,799	1,864,744
Matador Resources Co.*	139,094	2,637,222

		4,501,966

FINANCIALS (8.2%)
Bank of the Ozarks, Inc.	41,751	1,752,289
CubeSmart	122,617	4,083,146
Easterly Government Pptys.	127,701	2,365,023
FBL Financial Group, Inc. Cl A	51,156	3,147,117
Heritage Financial Corp.	131,037	2,302,320
Investors Bancorp, Inc.	350,144	4,075,676
iShares Russell 2000 Growth ETF	8,525	1,131,097
Pinnacle Financial Partners, Inc.	55,887	2,741,816
QTS Realty Trust, Inc.	86,558	4,101,118
Safety Insurance Group, Inc.	61,226	3,493,556
Starwood Property Trust, Inc.	92,414	1,749,397

		30,942,555

HEALTH CARE (21.0%)
Abiomed, Inc.*	34,009	3,224,393
Acadia Healthcare Co., Inc.*	65,818	3,627,230
ACADIA Pharmaceuticals, Inc.*	70,013	1,957,563
Acceleron Pharma, Inc.*	39,245	1,035,676
Acorda Therapeutics, Inc.*	59,170	1,565,047
Agios Pharmaceuticals, Inc.*	15,573	632,264
Alnylam Pharmaceuticals, Inc.*	14,218	892,464
Anacor Pharmaceuticals, Inc.*	22,769	1,217,003
Ani Pharmaceuticals, Inc.*	27,187	915,114
Anika Therapeutics, Inc.*	64,040	2,863,869
BioSpecifics Technologies Corp.*	50,850	1,770,597
Catalent, Inc.*	61,107	1,629,724
Cempra, Inc.*	30,445	533,396
Cepheid, Inc.*	49,684	1,657,458
DexCom, Inc.*	31,175	2,117,094
Dynavax Technologies Corp.*	19,875	382,395

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Emergent Biosolutions, Inc.*	144,748	5,261,590
Ensign Group, Inc.	137,642	3,116,215
Insulet Corp.*	51,103	1,694,575
Intersect ENT, Inc.*	83,080	1,578,520
Karyopharm Therapeutics, Inc.*	79,236	706,785
Kite Pharma, Inc.*	14,750	677,173
Lannett Co., Inc.*	54,990	985,971
Medicines Co.*	40,844	1,297,614
Neogen Corp.*	43,495	2,189,973
Neurocrine Biosciences, Inc.*	64,455	2,549,195
NuVasive, Inc.*	33,625	1,635,856
Omeros Corp.*	104,606	1,604,656
Omnicell, Inc.*	137,107	3,821,172
Pacific Biosciences of CA, Inc.*	109,381	929,739
Pacira Pharmaceuticals, Inc.*	21,777	1,153,745
PAREXEL International Corp.*	43,773	2,745,880
Radius Health, Inc.*	32,884	1,033,873
Sarepta Therapeutics, Inc.*	53,994	1,053,963
Sorrento Therapeutics, Inc.*	137,696	740,804
STERIS PLC	39,895	2,834,540
Supernus Pharmaceuticals, Inc.*	179,870	2,743,018
TESARO, Inc.*	35,629	1,568,745
Ultragenyx Pharmaceutical, Inc.*	29,905	1,893,286
WellCare Health Plans, Inc.*	55,196	5,119,429
West Pharmaceutical Svcs, Inc.	35,335	2,449,422
Wright Medical Group NV*	113,546	1,884,864

		79,291,890

INDUSTRIALS (14.0%)
Allegiant Travel Co.	21,112	3,759,203
Astronics Corp.*	272,220	10,385,196
AZZ, Inc.	87,772	4,967,895
CEB, Inc.	17,636	1,141,578
Covenant Transportation Group Cl A*	156,065	3,775,212
EnPro Industries, Inc.	69,856	4,029,294
Forward Air Corp.	20,663	936,447
Generac Hldgs., Inc.*	58,718	2,186,658
Healthcare Svcs. Group, Inc.	114,445	4,212,720
Mueller Water Products, Inc. Cl A	378,072	3,735,351
Sun Hydraulics Corp.	103,070	3,420,893
Teledyne Technologies, Inc.*	37,777	3,329,665
The Advisory Board Co.*	63,664	2,053,164
Trex Co., Inc.*	104,024	4,985,870

		52,919,146

INFORMATION TECHNOLOGY (23.5%)
Ambarella, Inc.*	84,704	3,786,269
Apigee Corp.*	280,703	2,332,642
ARRIS International PLC*	93,220	2,136,602
Blackhawk Network Hldgs., Inc.*	63,809	2,188,649
CalAmp Corp.*	153,329	2,749,189
Callidus Software, Inc.*	45,020	750,934
Cavium, Inc.*	64,878	3,967,938
Cimpress NV*	16,293	1,477,612
Cognex Corp	29,865	1,163,242
comScore, Inc.*	20,517	616,331
Cornerstone OnDemand, Inc.*	62,178	2,037,573
DTS, Inc.*	74,136	1,614,682
EPAM Systems, Inc.*	22,760	1,699,489
Euronet Worldwide, Inc.*	32,746	2,426,806
FARO Technologies, Inc.*	118,092	3,803,743
Globant SA*	108,960	3,362,506
Guidewire Software, Inc.*	29,718	1,619,037

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Heartland Payment Systems, Inc.	18,027	1,740,867
Imperva, Inc.*	31,665	1,599,083
j2 Global, Inc.	37,086	2,283,756
LogMeIn, Inc.*	72,057	3,635,996
Manhattan Associates, Inc.*	39,445	2,243,237
MAXIMUS, Inc.	49,419	2,601,416
MaxLinear, Inc. Cl A*	223,325	4,131,513
Monolithic Power Systems, Inc.	67,732	4,310,464
New Relic, Inc.*	52,644	1,372,956
Paycom Software, Inc.*	41,042	1,461,095
Perficient, Inc.*	115,384	2,506,140
Proofpoint, Inc.*	86,102	4,630,566
Qlik Technologies, Inc.*	95,903	2,773,515
Rapid7, Inc.*	50,458	659,486
Rogers Corp.*	41,311	2,473,290
Rubicon Project, Inc.*	63,597	1,162,553
Ruckus Wireless, Inc.*	252,420	2,476,240
Science Applications Int’l. Corp.	37,596	2,005,371
Synaptics, Inc.*	13,527	1,078,643
Tyler Technologies, Inc.*	26,547	3,414,210
Verint Systems, Inc.*	42,115	1,405,799
Virtusa Corp.*	33,049	1,238,016

		88,937,456

MATERIALS (4.4%)
A. Schulman, Inc.	92,068	2,506,091
Berry Plastics Group, Inc.*	79,435	2,871,575
Calgon Carbon Corp.	151,562	2,124,899
Ferro Corp.*	242,138	2,874,178
Olin Corp.	90,605	1,573,809
PolyOne Corp.	155,084	4,691,291

		16,641,843

TELECOMMUNICATION SERVICES (3.0%)
inContact, Inc.*	396,608	3,525,845
ORBCOMM, Inc.*	313,867	3,179,473
Shenandoah Telecommunications Co.	174,298	4,662,472

		11,367,790

UTILITIES (1.9%)
Chesapeake Utilities Corp.	33,338	2,099,294
Northwest Natural Gas Co.	97,146	5,231,312

		7,330,606

TOTAL COMMON STOCKS (Cost: $335,869,801) 95.3%		360,114,915

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.4%)
Coca-Cola Co.†	A-1+	0.44	05/09/16	1,000,000	999,535
Emerson Electric Co.†	A-1	0.38	05/27/16	5,000,000	4,997,044
Exxon Mobil Corp.	A-1+	0.30	04/01/16	4,000,000	4,000,000
Ralph Lauren Corp.†	A-1	0.36	04/06/16	5,000,000	4,999,750
Toyota Motor Credit Corp.	A-1+	0.42	04/04/16	5,500,000	5,499,807

					20,496,136

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,496,136) 5.4%					20,496,136

TOTAL INVESTMENTS (Cost: $356,365,937) 100.7%					380,611,051

OTHER NET ASSETS -0.7%					(2,749,879)

NET ASSETS 100.0%					$377,861,172

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.3%)
CST Brands, Inc.	21,146	809,680
Diamond Resorts Int’l., Inc.*	73,965	1,797,348
Dillard’s, Inc. Cl A	2,525	214,398
Jarden Corp.*	7,427	437,822
Liberty Interactive Corp Cl A*	15,867	400,642
Macy’s, Inc.	12,259	540,499
MSG Networks, Inc.*	10,650	184,139
Taylor Morrison Home Corp. Cl A*	12,243	172,871
Wiley (John) & Sons, Inc. Cl A	12,799	625,743

		5,183,142

CONSUMER STAPLES (4.6%)
Constellation Brands, Inc. Cl A	7,519	1,136,046
Edgewell Personal Care Co.	7,185	578,608
Energizer Hldgs., Inc.	7,185	291,064
Ingredion, Inc.	11,357	1,212,814
Vector Group Ltd.	25,971	593,178

		3,811,710

ENERGY (6.3%)
Cameron International Corp.*	9,384	629,197
Cheniere Energy, Inc.*	9,960	336,947
Hess Corp.	7,260	382,239
MPLX LP	15,456	458,889
Noble Energy, Inc.	24,278	762,572
PBF Energy, Inc.	34,399	1,142,047
Range Resources Corp.	22,550	730,169
Tesoro Corp.	8,129	699,175

		5,141,235

FINANCIALS (31.1%)
Alexander’s, Inc.	1,034	393,489
American Financial Group, Inc.	22,193	1,561,721
Ameriprise Financial, Inc.	15,623	1,468,718
Aon PLC	3,944	411,951
Apartment Investment & Management Co. Cl A	14,959	625,585
Associated Banc-Corp.	45,648	818,925
Assurant, Inc.	4,612	355,816
BankUnited, Inc.	15,320	527,621
Brandywine Realty Trust	42,191	591,940
CIT Group, Inc.	10,414	323,146
DDR Corp.	25,470	453,111
Discover Financial Svcs.	16,715	851,128
Duke Realty Corp.	46,529	1,048,764
Equity Lifestyle Properties, Inc.	12,468	906,798
Everest Re Group Ltd.	5,652	1,115,874
Fifth Third Bancorp	42,465	708,741
First Niagara Financial Group, Inc.	33,210	321,473
General Growth Pptys., Inc.	27,431	815,524
Hartford Financial Svcs. Group, Inc.	26,111	1,203,195
Host Hotels & Resorts, Inc.	44,839	748,811
Huntington Bancshares, Inc.	37,018	353,152
iShares Russell Mid-Cap Value ETF	5,760	408,557
KeyCorp	71,319	787,362
Kilroy Realty Corp.	7,941	491,310
Lincoln National Corp.	19,166	751,307
Progressive Corp.	21,589	758,637
ProLogis, Inc.	17,883	790,071
Regency Centers Corp.	7,070	529,190
Reinsurance Grp. of America, Inc.	11,258	1,083,583
RLJ Lodging Trust	26,344	602,751

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Starwood Property Trust, Inc.	21,119	399,783
SVB Financial Group*	4,593	468,716
Vornado Realty Trust	11,850	1,118,995
Voya Financial, Inc.	24,956	742,940
Welltower, Inc.	8,403	582,664
Weyerhaeuser Co.	14,356	444,749

		25,566,098

HEALTH CARE (7.7%)
Agilent Technologies, Inc.	14,639	583,364
Boston Scientific Corp.*	54,286	1,021,120
Cardinal Health, Inc.	9,282	760,660
CIGNA Corp.	4,585	629,245
HCA Hldgs., Inc.*	9,188	717,123
Humana, Inc.	3,420	625,689
MEDNAX, Inc.*	11,429	738,542
Mylan NV*	11,583	536,872
Zimmer Biomet Hldgs., Inc.	6,840	729,349

		6,341,964

INDUSTRIALS (8.9%)
Alaska Air Group, Inc.	16,943	1,389,665
AZZ, Inc.	5,666	320,696
Carlisle Cos., Inc.	6,200	616,900
L-3 Communications Hldgs., Inc.	9,725	1,152,413
Old Dominion Freight Line, Inc.*	13,932	969,946
Orbital ATK, Inc.	10,264	892,352
Oshkosh Corp.	11,085	453,044
Snap-on, Inc.	2,169	340,511
Triumph Group, Inc.	18,065	568,686
United Rentals, Inc.*	9,986	621,029

		7,325,242

INFORMATION TECHNOLOGY (9.1%)
Analog Devices, Inc.	9,350	553,427
ARRIS International PLC*	35,010	802,429
Avnet, Inc.	16,581	734,538
Broadcom Ltd.	8,864	1,369,488
CA, Inc.	22,075	679,689
Computer Sciences Corp.	11,791	405,492
CSRA, Inc.	6,291	169,228
F5 Networks, Inc.*	1,733	183,438
Fidelity Nat’l. Information Svcs., Inc.	11,447	724,710
Harris Corp.	8,677	675,591
NXP Semiconductors NV*	2,420	196,189
SS&C Technologies Hldgs., Inc.	5,340	338,663
Western Digital Corp.	6,475	305,879
Xerox Corp.	30,762	343,304

		7,482,065

MATERIALS (6.9%)
Ashland, Inc.	3,630	399,155
Crown Hldgs., Inc.*	30,019	1,488,642
Eastman Chemical Co.	13,709	990,201
Freeport-McMoRan Copper & Gold, Inc.	22,840	236,166
International Paper Co.	19,330	793,303
Packaging Corp. of America	22,331	1,348,792
RPM International, Inc.	8,672	410,446

		5,666,705

UTILITIES (13.4%)
Ameren Corp.	17,204	861,920
Atmos Energy Corp.	16,659	1,237,097
Consolidated Edison, Inc.	13,337	1,021,881
Edison International	18,428	1,324,789
Entergy Corp.	10,621	842,033
Eversource Energy	9,997	583,225

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FirstEnergy Corp.	22,966	826,087
Great Plains Energy, Inc.	33,163	1,069,507
PPL Corp.	26,935	1,025,415
Public Svc. Enterprise Group, Inc.	24,476	1,153,799
Sempra Energy	4,449	462,918
Westar Energy, Inc.	12,970	643,442

		11,052,113

TOTAL COMMON STOCKS (Cost: $65,443,316) 94.3%		77,570,274

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.4%)
U.S. Treasury Bill	A-1+	0.31	05/26/16	200,000	199,906
U.S. Treasury Bill	A-1+	0.03	04/14/16	3,400,000	3,399,963

					3,599,869

U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	A-1+	0.31	04/13/16	500,000	499,948

COMMERCIAL PAPER (0.7%)
Coca-Cola Co.†	A-1+	0.43	04/11/16	600,000	599,928

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,699,745) 5.7%					4,699,745

TOTAL INVESTMENTS (Cost: $70,143,061) 100.0%					82,270,019

OTHER NET ASSETS 0.0% (2)					7,180

NET ASSETS 100.0%					$82,277,199

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Aaron’s, Inc.	43,530	1,092,603
Abercrombie & Fitch Co. Cl A	42,572	1,342,721
AMC Networks, Inc. Cl A*	39,607	2,572,079
American Eagle Outfitters, Inc.	108,782	1,813,396
Ascena Retail Group, Inc.*	108,139	1,196,015
Big Lots, Inc.	32,477	1,470,883
Brinker International, Inc.	36,899	1,695,509
Brunswick Corp.	59,208	2,840,800
Buffalo Wild Wings, Inc.*	12,678	1,877,865
Cabela’s, Inc.*	30,716	1,495,562
Cable One, Inc.	2,874	1,256,312
CalAtlantic Group, Inc.	49,534	1,655,426
Carter’s, Inc.	33,828	3,564,795
Cheesecake Factory, Inc.	30,581	1,623,545
Chico’s FAS, Inc.	83,823	1,112,331
Cinemark Hldgs., Inc.	69,029	2,473,309
Cracker Barrel Old Country Store, Inc.	15,574	2,377,683
CST Brands, Inc.	49,738	1,904,468
Dana Hldg. Corp.	96,106	1,354,134
Deckers Outdoor Corp.*	20,944	1,254,755
Devry Education Group Inc.	34,567	596,972
Dick’s Sporting Goods, Inc.	58,747	2,746,422
Domino’s Pizza, Inc.	32,150	4,239,299
DreamWorks Animation SKG Cl A*	47,213	1,177,964
Dunkin’ Brands Group, Inc.	59,842	2,822,747
Foot Locker, Inc.	90,250	5,821,125
Fossil Group, Inc.*	27,902	1,239,407
Gentex Corp.	189,191	2,968,407
Graham Hldgs. Co. Cl B	2,793	1,340,640
Guess?, Inc.	41,529	779,499
HSN, Inc.	21,237	1,110,907
International Speedway Corp. Cl A	18,100	668,071
Jack in the Box, Inc.	22,223	1,419,383
Jarden Corp.*	136,585	8,051,691
Kate Spade & Co.*	84,491	2,156,210
KB Home	55,996	799,623
Live Nation Entertainment, Inc.*	97,557	2,176,497
LKQ Corp.*	200,702	6,408,415
MDC Hldgs., Inc.	27,408	686,844
Meredith Corp.	24,922	1,183,795
Murphy USA, Inc.*	24,976	1,534,775
New York Times Co. Cl A	83,294	1,037,843
NVR, Inc.*	2,365	4,097,126
Office Depot, Inc.*	317,469	2,254,030
Panera Bread Co. Cl A*	15,084	3,089,656
Penney (J.C.) Co., Inc.*	199,986	2,211,845
Polaris Industries, Inc.	39,646	3,904,338
Pool Corp.	27,111	2,378,719
Service Corp. International	129,293	3,190,951
Skechers U.S.A., Inc. Cl A*	84,629	2,576,953
Sotheby’s	36,734	981,900
Tempur Sealy Int’l., Inc.*	41,132	2,500,414
The Wendy’s Co.	139,551	1,519,710
Thor Industries, Inc.	29,437	1,877,197
Time, Inc.	68,969	1,064,881
Toll Brothers, Inc.*	101,516	2,995,737
TRI Pointe Group, Inc.*	97,708	1,151,000
Tupperware Brands Corp.	33,551	1,945,287
Vista Outdoor, Inc.*	40,416	2,097,995
Wiley (John) & Sons, Inc. Cl A	31,420	1,536,124
Williams-Sonoma, Inc.	54,003	2,956,124

		131,270,714

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

CONSUMER STAPLES (4.0%)
Avon Products, Inc.	292,913	1,408,912
Boston Beer Co., Inc. Cl A*	6,136	1,135,590
Casey’s General Stores, Inc.	25,335	2,870,962
Dean Foods Co.	58,805	1,018,503
Edgewell Personal Care Co.	39,012	3,141,636
Energizer Hldgs., Inc.	39,703	1,608,369
Flowers Foods, Inc.	123,718	2,283,834
Hain Celestial Group, Inc.*	66,261	2,710,738
Ingredion, Inc.	46,785	4,996,170
Lancaster Colony Corp.	12,640	1,397,605
Post Hldgs., Inc.*	41,264	2,837,725
Snyder’s-Lance, Inc.	51,338	1,616,120
Sprouts Farmers Market, Inc.*	93,222	2,707,167
SUPERVALU, Inc.*	178,829	1,030,055
Tootsie Roll Industries, Inc.	11,086	387,328
TreeHouse Foods, Inc.*	37,033	3,212,613
United Natural Foods, Inc.*	32,863	1,324,379
WhiteWave Foods Co. Cl A*	115,586	4,697,415

		40,385,121

ENERGY (3.4%)
CONSOL Energy, Inc.	148,701	1,678,834
Denbury Resources, Inc.	230,983	512,782
Dril-Quip, Inc.*	24,370	1,475,847
Energen Corp.	62,587	2,290,058
Ensco PLC Cl A	162,237	1,682,398
Gulfport Energy Corp.*	79,376	2,249,516
HollyFrontier Corp.	115,246	4,070,489
Nabors Industries Ltd.	180,191	1,657,757
New Jersey Resources Corp.	55,154	2,009,260
Noble Corp. PLC	162,833	1,685,322
Oceaneering Int’l., Inc.	66,275	2,202,981
Oil States International, Inc.*	34,008	1,071,932
Patterson-UTI Energy, Inc.	94,794	1,670,270
QEP Resources, Inc.	124,706	1,759,602
Rowan Companies PLC Cl A	84,081	1,353,704
SM Energy Co.	48,094	901,282
Superior Energy Services, Inc.	97,519	1,305,779
Western Refining, Inc.	43,459	1,264,222
World Fuel Services Corp.	46,001	2,234,729
WPX Energy, Inc.*	159,079	1,111,962

		34,188,726

FINANCIALS (24.3%)
Alexander & Baldwin, Inc.	30,822	1,130,551
Alexandria Real Estate Equities, Inc.	47,865	4,350,450
Alleghany Corp.*	10,069	4,996,238
American Campus Communities, Inc.	86,538	4,075,074
American Financial Group, Inc.	46,239	3,253,838
Aspen Insurance Hldgs. Ltd.	39,082	1,864,211
Associated Banc-Corp.	99,327	1,781,926
BancorpSouth, Inc.	54,503	1,161,459
Bank of Hawaii Corp.	28,327	1,934,168
Bank of the Ozarks, Inc.	54,580	2,290,723
Berkley (W.R.) Corp.	63,551	3,571,566
Brown & Brown, Inc.	76,906	2,753,235
Camden Property Trust	57,024	4,795,148
Care Capital Pptys., Inc.	56,591	1,518,902
Cathay General Bancorp	47,815	1,354,599
CBOE Holdings, Inc.	53,634	3,503,909
CNO Financial Group, Inc.	119,848	2,147,676
Commerce Bancshares, Inc.	55,718	2,504,524
Communications Sales & Leasing*	81,065	1,803,696

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Corporate Office Pptys. Trust	63,588	1,668,549
Corrections Corp. of America	75,592	2,422,724
Cullen/Frost Bankers, Inc.	36,772	2,026,505
Douglas Emmett, Inc.	92,572	2,787,343
Duke Realty Corp.	226,045	5,095,054
East West Bancorp, Inc.	93,384	3,033,112
Eaton Vance Corp.	75,214	2,521,173
Endurance Specialty Hldgs. Ltd.	40,175	2,625,035
EPR Properties	41,844	2,787,647
Equity One, Inc.	60,319	1,728,743
Everest Re Group Ltd.	28,040	5,535,937
FactSet Research Systems, Inc.	26,983	4,088,734
Federated Investors, Inc. Cl B	60,531	1,746,319
First American Financial Corp.	72,655	2,768,882
First Horizon National Corp.	153,580	2,011,898
First Industrial Realty Trust, Inc.	76,156	1,731,787
First Niagara Financial Group, Inc.	235,217	2,276,901
FirstMerit Corp.	108,595	2,285,925
FNB Corp.	140,123	1,823,000
Fulton Financial Corp.	114,447	1,531,301
Gallagher (Arthur J.) & Co.	114,812	5,106,838
Genworth Financial, Inc.*	333,020	909,145
Hancock Hldg. Co.	51,193	1,175,391
Hanover Insurance Group, Inc.	27,797	2,507,845
Healthcare Realty Trust	66,879	2,065,892
Highwoods Properties, Inc.	63,873	3,053,768
Hospitality Properties Trust	99,944	2,654,513
International Bancshares Corp.	38,420	947,437
Janus Capital Group, Inc.	93,896	1,373,698
Jones Lang LaSalle, Inc.	29,651	3,478,655
Kemper Corp.	30,848	912,175
Kilroy Realty Corp.	60,580	3,748,085
Lamar Advertising Co. Cl A	54,656	3,361,344
LaSalle Hotel Pptys.	74,304	1,880,634
Liberty Property Trust	96,653	3,234,009
Mack-Cali Realty Corp.	58,178	1,367,183
MarketAxess Hldgs., Inc.	24,065	3,004,034
Mercury General Corp.	23,034	1,278,387
Mid-America Apt. Communities, Inc.	49,321	5,041,099
MSCI, Inc. Cl A	57,986	4,295,603
National Retail Pptys., Inc.	92,988	4,296,046
New York Community Bancorp, Inc.	322,152	5,122,217
Old Republic Int’l. Corp.	159,079	2,907,964
Omega Healthcare Investors, Inc.	108,138	3,817,271
PacWest Bancorp	74,155	2,754,858
Post Properties, Inc.	35,359	2,112,347
Potlatch Corp.	25,228	794,682
Primerica, Inc.	31,798	1,415,965
PrivateBancorp, Inc.	51,493	1,987,630
Prosperity Bancshares, Inc.	43,765	2,030,258
Raymond James Financial, Inc.	84,300	4,013,523
Rayonier, Inc.	78,990	1,949,473
Regency Centers Corp.	64,204	4,805,669
Reinsurance Grp. of America, Inc.	42,864	4,125,660
RenaissanceRe Hldgs. Ltd.	28,388	3,401,734
SEI Investments Co.	88,169	3,795,675
Senior Housing Pptys. Trust	155,769	2,786,707
Signature Bank*	34,970	4,760,116
SLM Corp.*	283,287	1,801,705
Sovran Self Storage, Inc.	26,052	3,072,833
Stifel Financial Corp.*	46,494	1,376,222
SVB Financial Group*	33,973	3,466,945
Synovus Financial Corp.	82,712	2,391,204
Tanger Factory Outlet Centers, Inc.	61,472	2,236,966

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Taubman Centers, Inc.	39,820	2,836,379
TCF Financial Corp.	109,190	1,338,669
Trustmark Corp.	45,573	1,049,546
Umpqua Hldgs. Corp.	145,090	2,301,127
Urban Edge Pptys.	60,937	1,574,612
Valley National Bancorp	142,282	1,357,370
Waddell & Reed Financial, Inc. Cl A	55,244	1,300,444
Washington Federal, Inc.	59,779	1,353,994
Webster Financial Corp.	60,530	2,173,027
Weingarten Realty Investors	75,149	2,819,590
WisdomTree Investments, Inc.	70,508	805,906
WP Glimcher, Inc.	117,566	1,115,701

		245,934,232

HEALTH CARE (7.7%)
Abiomed, Inc.*	25,362	2,404,571
Akorn, Inc.*	52,277	1,230,078
Align Technology, Inc.*	47,307	3,438,746
Allscripts Healthcare Solutions, Inc.*	122,799	1,622,175
Amsurg Corp.*	35,199	2,625,845
Bio-Rad Laboratories, Inc. Cl A*	13,743	1,878,943
Bio-Techne Corp.	24,391	2,305,437
Catalent, Inc.*	63,962	1,705,867
Centene Corp.*	1	49
Charles River Laboratories Int’l., Inc.*	30,220	2,294,907
Community Health Systems, Inc.*	71,734	1,327,796
Cooper Companies, Inc.	31,302	4,819,569
Halyard Health, Inc.*	30,382	872,875
Hill-Rom Hldgs., Inc.	36,711	1,846,563
IDEXX Laboratories, Inc.*	58,748	4,601,143
LifePoint Health, Inc.*	27,799	1,925,081
LivaNova PLC*	28,301	1,527,688
MEDNAX, Inc.*	61,887	3,999,138
Mettler-Toledo Int’l., Inc.*	17,746	6,118,111
Molina Healthcare, Inc.*	26,709	1,722,463
Owens & Minor, Inc.	41,347	1,671,246
PAREXEL International Corp.*	35,460	2,224,406
ResMed, Inc.	90,378	5,225,656
STERIS PLC	55,980	3,977,379
Teleflex, Inc.	27,057	4,248,220
United Therapeutics Corp.*	29,523	3,289,748
VCA Inc.*	53,747	3,100,664
WellCare Health Plans, Inc.*	29,129	2,701,715
West Pharmaceutical Svcs, Inc.	47,149	3,268,369

		77,974,448

INDUSTRIALS (14.8%)
Acuity Brands, Inc.	28,401	6,195,394
AECOM*	101,373	3,121,275
AGCO Corp.	46,369	2,304,539
Alaska Air Group, Inc.	81,978	6,723,838
B/E Aerospace, Inc.	67,389	3,107,981
Carlisle Cos., Inc.	42,217	4,200,592
CEB, Inc.	21,169	1,370,269
CLARCOR, Inc.	31,709	1,832,463
Clean Harbors, Inc.*	33,924	1,673,810
Copart, Inc.*	64,967	2,648,705
Crane Co.	31,579	1,700,845
Curtiss-Wright Corp.	28,863	2,184,063
Deluxe Corp.	31,623	1,976,121
Donaldson Co., Inc.	80,376	2,564,798
Donnelley (R.R.) & Sons Co.	133,430	2,188,252
Esterline Technologies Corp.*	18,889	1,210,218
Fortune Brands Home & Security, Inc.	103,187	5,782,599
FTI Consulting, Inc.*	27,815	987,711
GATX Corp.	26,508	1,259,130

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Genesee & Wyoming, Inc. Cl A*	37,515	2,352,191
Graco, Inc.	36,297	3,047,496
Granite Construction, Inc.	26,212	1,252,934
HNI Corp.	30,352	1,188,888
Hubbell, Inc.	34,413	3,645,369
Huntington Ingalls Industries, Inc.	30,479	4,173,794
IDEX Corp.	49,519	4,104,135
ITT Corp.	59,044	2,178,133
JetBlue Airways Corp*	207,990	4,392,749
Joy Global, Inc.	63,546	1,021,184
KBR, Inc.	89,768	1,389,609
Kennametal, Inc.	52,543	1,181,692
Kirby Corp.*	35,548	2,143,189
KLX, Inc.*	33,167	1,065,987
Landstar System, Inc.	27,277	1,762,367
Lennox International, Inc.	26,096	3,527,918
Lincoln Electric Hldgs., Inc.	42,155	2,469,018
Manpowergroup, Inc.	47,268	3,848,561
Miller (Herman), Inc.	37,706	1,164,738
MSA Safety, Inc.	19,960	965,066
MSC Industrial Direct Co., Inc. Cl A	31,084	2,372,020
Nordson Corp.	34,736	2,641,325
NOW, Inc.*	72,285	1,280,890
Old Dominion Freight Line, Inc.*	45,436	3,163,254
Orbital ATK, Inc.	38,484	3,345,799
Oshkosh Corp.	47,847	1,955,507
Regal Beloit Corp.	28,592	1,803,869
Rollins, Inc.	62,226	1,687,569
Smith (A.O.) Corp.	48,364	3,690,657
Teledyne Technologies, Inc.*	22,866	2,015,409
Terex Corp.	70,940	1,764,987
Timken Co.	46,579	1,559,931
Toro Co.	35,911	3,092,655
Trinity Industries, Inc.	101,844	1,864,764
Triumph Group, Inc.	31,821	1,001,725
Valmont Industries, Inc.	14,674	1,817,228
Wabtec Corp.	59,455	4,714,187
Waste Connections, Inc.	79,419	5,129,673
Watsco, Inc.	16,901	2,277,241
Werner Enterprises, Inc.	27,867	756,868
Woodward, Inc.	36,230	1,884,685

		149,727,864

INFORMATION TECHNOLOGY (15.7%)
3D Systems Corp.*	66,929	1,035,392
ACI Worldwide, Inc.*	76,917	1,599,104
Acxiom Corp.*	52,977	1,135,827
Advanced Micro Devices, Inc.*	433,677	1,235,979
ANSYS, Inc.*	58,262	5,212,119
ARRIS International PLC*	113,673	2,605,385
Arrow Electronics, Inc.*	59,646	3,841,799
Atmel Corp.	272,778	2,214,957
Avnet, Inc.	85,657	3,794,605
Belden, Inc.	27,301	1,675,735
Broadridge Financial Solutions, Inc.	78,463	4,653,641
Cadence Design Systems, Inc.*	199,037	4,693,292
CDK Global, Inc.	100,757	4,690,238
Ciena Corp.*	84,009	1,597,851
Cognex Corp	56,104	2,185,251
CommVault Systems, Inc.*	26,355	1,137,745
Computer Sciences Corp.	91,776	3,156,177
comScore, Inc.*	31,711	952,598
Convergys Corp.	64,376	1,787,722
CoreLogic, Inc.*	56,983	1,977,310
Cree, Inc.*	67,936	1,976,938

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Cypress Semiconductor Corp.	208,747	1,807,749
Diebold, Inc.	42,151	1,218,585
DST Systems, Inc.	20,546	2,316,972
Fair Isaac Corp.	20,329	2,156,704
Fairchild Semiconductor Int’l., Inc.*	72,039	1,440,780
FEI Company	26,580	2,365,886
Fortinet, Inc.*	96,309	2,949,945
Gartner, Inc.*	53,705	4,798,542
Global Payments, Inc.	84,624	5,525,947
Henry (Jack) & Associates, Inc.	51,175	4,327,870
Ingram Micro, Inc. Cl A	98,099	3,522,735
Integrated Device Technology, Inc.*	90,302	1,845,773
InterDigital, Inc.	23,248	1,293,751
Intersil Corp. Cl A	84,056	1,123,829
IPG Photonics Corp.*	23,321	2,240,682
j2 Global, Inc.	30,054	1,850,725
Jabil Circuit, Inc.	124,990	2,408,557
Keysight Technologies, Inc.*	111,586	3,095,396
Knowles Corp.*	57,459	757,310
Leidos Hldgs., Inc.	41,681	2,097,388
Lexmark International, Inc. Cl A	40,076	1,339,741
Manhattan Associates, Inc.*	48,599	2,763,825
MAXIMUS, Inc.	41,298	2,173,927
Mentor Graphics Corp.	68,050	1,383,457
Microsemi Corp.*	73,069	2,799,273
National Instruments Corp.	67,437	2,030,528
NCR Corp.*	81,735	2,446,329
NetScout Systems, Inc.*	66,252	1,521,808
NeuStar, Inc. Cl A*	35,409	871,061
Plantronics, Inc.	23,334	914,459
Polycom, Inc.*	85,474	953,035
PTC, Inc.*	73,491	2,436,962
Rackspace Hosting, Inc.*	72,327	1,561,540
Science Applications Int’l. Corp.	26,380	1,407,109
Silicon Laboratories, Inc.*	25,900	1,164,464
SunEdison, Inc.*	189,176	102,193
Synaptics, Inc.*	23,217	1,851,324
SYNNEX Corp.	19,279	1,785,043
Synopsys, Inc.*	99,660	4,827,530
Tech Data Corp.*	23,470	1,801,792
Teradyne, Inc.	135,744	2,930,713
Trimble Navigation Ltd.*	165,405	4,102,044
Tyler Technologies, Inc.*	21,183	2,724,346
Ultimate Software Group, Inc.*	18,909	3,658,892
VeriFone Systems, Inc.*	71,041	2,006,198
Vishay Intertechnology, Inc.	92,689	1,131,733
WEX, Inc.*	24,937	2,078,748
Zebra Technologies Corp. Cl A*	34,346	2,369,874

		159,442,739

MATERIALS (6.8%)
Albemarle Corp.	72,936	4,662,798
Allegheny Technologies, Inc.	72,699	1,184,994
AptarGroup, Inc.	41,570	3,259,504
Ashland, Inc.	41,503	4,563,670
Bemis Co., Inc.	60,926	3,154,748
Cabot Corp.	41,096	1,986,170
Carpenter Technology Corp.	29,923	1,024,264
Commercial Metals Co.	73,339	1,244,563
Compass Minerals Int’l., Inc.	21,726	1,539,504
Domtar Corp.	41,629	1,685,975
Eagle Materials, Inc.	32,730	2,294,700
Greif, Inc. Cl A	15,794	517,254
Louisiana-Pacific Corp.*	90,796	1,554,428
Minerals Technologies, Inc.	22,137	1,258,488

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

NewMarket Corp.	6,507	2,578,464
Olin Corp.	106,812	1,855,324
Packaging Corp. of America	61,107	3,690,863
PolyOne Corp.	54,195	1,639,399
Reliance Steel & Aluminum Co.	46,455	3,214,221
Royal Gold, Inc.	42,923	2,201,521
RPM International, Inc.	87,902	4,160,402
Scotts Miracle-Gro Co. Cl A	30,310	2,205,659
Sensient Technologies Corp.	29,356	1,862,932
Silgan Hldgs., Inc.	25,592	1,360,727
Sonoco Products Co.	66,457	3,227,816
Steel Dynamics, Inc.	156,706	3,527,452
United States Steel Corp.	98,332	1,578,229
Valspar Corp.	47,066	5,037,003
Worthington Industries, Inc.	29,029	1,034,594

		69,105,666

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	61,563	1,852,431

UTILITIES (5.6%)
Alliant Energy Corp.	74,308	5,519,598
Aqua America, Inc.	115,662	3,680,365
Atmos Energy Corp.	66,696	4,952,845
Black Hills Corp.	33,854	2,035,641
Cleco Corp.	39,696	2,191,616
Great Plains Energy, Inc.	100,443	3,239,287
Hawaiian Electric Industries, Inc.	68,831	2,230,124
Idacorp, Inc.	32,674	2,437,154
MDU Resources Group, Inc.	126,503	2,461,748
National Fuel Gas Co.	54,887	2,747,094
OGE Energy Corp.	129,690	3,713,025
ONE Gas, Inc.	34,560	2,111,616
PNM Resources, Inc.	51,729	1,744,302
Questar Corp.	112,816	2,797,837
Talen Energy Corp.*	45,025	405,225
UGI Corp.	111,629	4,497,532
Vectren Corp.	54,276	2,744,195
Westar Energy, Inc.	91,566	4,542,589
WGL Hldgs., Inc.	32,786	2,372,723

		56,424,516

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $779,385,603) 95.5%		966,306,457

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.29	06/23/16	3,000,000	2,997,959

COMMERCIAL PAPER (3.4%)
Cargill Financial Markets†	A-1	0.37	04/04/16	5,000,000	4,999,846
Emerson Electric Co.†	A-1	0.38	05/27/16	9,000,000	8,994,680
Intercontinental Exchange, Inc.†	A-1	0.43	04/05/16	12,000,000	11,999,427
Ralph Lauren Corp.†	A-1	0.36	04/06/16	6,000,000	5,999,700
San Diego Gas & Electric Co.†	A-1	0.40	04/06/16	2,100,000	2,099,883

					34,093,536

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $37,091,495) 3.7%					37,091,495

TOTAL INVESTMENTS (Cost: $816,477,098) 99.2%					1,003,397,952

OTHER NET ASSETS 0.8%					8,347,319

NET ASSETS 100.0%					$1,011,745,271

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.2%)
iShares Core MSCI Europe ETF	392,500	16,123,900
iShares Core MSCI Pacific ETF	176,647	8,166,391
iShares MSCI EAFE ETF	1,694,842	96,826,323
iShares MSCI EAFE Growth ETF	383,747	25,254,390
iShares MSCI EAFE Small-Cap ETF	177,935	8,855,825
iShares MSCI EAFE Value ETF	556,901	24,982,579
iShares MSCI Emerging Markets ETF	179,014	9,195,949
Vanguard FTSE Developed Markets ETF	2,416,800	86,666,448
Vanguard FTSE Europe ETF	424,630	20,611,540
Vanguard FTSE Pacific ETF	220,480	12,185,930

		308,869,275

TOTAL COMMON STOCKS (Cost: $324,986,247) 97.2%		308,869,275

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	0.03	04/14/16	4,100,000	4,099,956

COMMERCIAL PAPER (1.4%)
Emerson Electric Co.†	A-1	0.38	05/27/16	4,400,000	4,397,399

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,497,355) 2.7%					8,497,355

TOTAL INVESTMENTS (Cost: $333,483,602) 99.9%					317,366,630

OTHER NET ASSETS 0.1%					260,982

NET ASSETS 100.0%					$317,627,612

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Amazon.com, Inc.*	3,856	2,289,076
AutoZone, Inc.*	1,029	819,794
Disney (Walt) Co.	17,805	1,768,215
Ford Motor Co.	26,554	358,479
General Motors Co.	28,927	909,176
Home Depot, Inc.	12,040	1,606,497
Johnson Controls, Inc.	6,494	253,071
Macy’s, Inc.	12,292	541,954
McDonald’s Corp.	10,137	1,274,018
Priceline Group Inc.*	401	516,873
Starbucks Corp.	17,438	1,041,049
Target Corp.	7,685	632,322
Time Warner Cable, Inc.	6,661	1,362,974
Time Warner, Inc.	11,212	813,431
Viacom, Inc. Cl B	8,006	330,488

		14,517,417

CONSUMER STAPLES (5.4%)
Coca-Cola Co.	16,932	785,475
Colgate-Palmolive Co.	9,426	665,947
Constellation Brands, Inc. Cl A	10,079	1,522,836
Estee Lauder Cos., Inc. Cl A	8,989	847,753
Mondelez International, Inc. Cl A	13,926	558,711
PepsiCo, Inc.	11,047	1,132,097
Philip Morris Int’l., Inc.	7,336	719,735
Proctor & Gamble Co.	19,030	1,566,359
Tyson Foods, Inc. Cl A	11,448	763,124
Wal-Mart Stores, Inc.	15,518	1,062,828

		9,624,865

ENERGY (4.1%)
Anadarko Petroleum Corp.	8,589	399,990
Apache Corp.	5,878	286,905
Chevron Corp.	7,838	747,745
EOG Resources, Inc.	8,416	610,833
Exxon Mobil Corp.	31,715	2,651,057
Halliburton Co.	19,537	697,862
Hess Corp.	5,687	299,421
National Oilwell Varco, Inc.	8,791	273,400
Noble Energy, Inc.	15,050	472,721
Occidental Petroleum Corp.	9,254	633,251
Range Resources Corp.	4,938	159,892

		7,233,077

FINANCIALS (8.3%)
American Int’l. Group, Inc.	17,903	967,657
Aon PLC	5,724	597,872
Bank of America Corp.	65,458	884,992
Berkshire Hathaway, Inc. Cl B*	7,390	1,048,493
Capital One Financial Corp.	17,760	1,230,946
Citigroup, Inc.	17,238	719,687
Comerica, Inc.	12,407	469,853
Franklin Resources, Inc.	6,849	267,453
Goldman Sachs Group, Inc.	6,112	959,462
Host Hotels & Resorts, Inc.	24,587	410,603
JPMorgan Chase & Co.	39,248	2,324,267
MetLife, Inc.	17,834	783,626
PNC Financial Svcs. Grp., Inc.	7,962	673,346
Simon Property Group, Inc.	6,360	1,320,908
Wells Fargo & Co.	38,271	1,850,786
Zions Bancorporation	16,999	411,546

		14,921,497

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

HEALTH CARE (8.1%)
Abbott Laboratories	18,307	765,782
Allergan PLC*	3,653	979,114
BIOGEN, Inc.*	2,648	689,327
Celgene Corp.*	10,072	1,008,106
Cerner Corp.*	4,890	258,974
Express Scripts Hldg. Co.*	7,638	524,654
Gilead Sciences, Inc.	14,801	1,359,620
Humana, Inc.	2,684	491,038
McKesson Corp.	3,249	510,905
Medtronic PLC	17,785	1,333,875
Merck & Co., Inc.	27,311	1,445,025
Mylan NV*	26,629	1,234,254
Pfizer, Inc.	61,829	1,832,612
Stryker Corp.	6,687	717,448
UnitedHealth Group, Inc.	7,690	991,241
Vertex Pharmaceuticals, Inc.*	3,279	260,648

		14,402,623

INDUSTRIALS (6.2%)
Boeing Co.	9,304	1,181,050
Cummins, Inc.	6,666	732,860
Delta Air Lines, Inc.	15,055	732,877
Expeditors Int’l. of Wash.	12,243	597,581
FedEx Corp.	6,677	1,086,481
General Electric Co.	98,869	3,143,046
Roper Technologies, Inc.	13,292	2,429,379
Tyco International PLC	11,750	431,343
Union Pacific Corp.	9,338	742,838

		11,077,455

INFORMATION TECHNOLOGY (11.7%)
Alphabet, Inc. Cl A*	1,782	1,359,488
Alphabet, Inc. Cl C*	1,786	1,330,481
Analog Devices, Inc.	7,453	441,143
Apple, Inc.	29,310	3,194,493
Automatic Data Processing, Inc.	7,967	714,720
Broadcom Ltd.	3,873	598,379
Cisco Systems, Inc.	35,317	1,005,475
F5 Networks, Inc.*	2,377	251,605
Facebook, Inc. Cl A*	14,703	1,677,612
Intel Corp.	18,155	587,314
KLA-Tencor Corp.	3,974	289,347
MasterCard, Inc. Cl A	10,039	948,686
Micron Technology, Inc.*	13,087	137,021
Microsoft Corp.	40,522	2,238,030
Oracle Corp.	25,240	1,032,568
QUALCOMM, Inc.	14,431	738,001
Salesforce.com, inc.*	22,411	1,654,604
Teradata Corp.*	7,437	195,147
Texas Instruments, Inc.	8,756	502,770
Visa, Inc. Cl A	13,824	1,057,260
Western Digital Corp.	10,849	512,507
Yahoo!, Inc.*	13,866	510,407

		20,977,058

MATERIALS (1.6%)
Ball Corp.	10,563	753,036
CF Industries Hldgs., Inc.	9,614	301,303
Dow Chemical Co.	14,211	722,771
Eastman Chemical Co.	11,192	808,398
FMC Corp.	3,287	132,696
Freeport-McMoRan Copper & Gold, Inc.	14,497	149,899

		2,868,103

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	33,914	1,328,411
Verizon Communications, Inc.	14,535	786,053

		2,114,464

UTILITIES (1.8%)
Ameren Corp.	4,097	205,260
Dominion Resources, Inc.	12,143	912,182
Edison International	7,025	505,027
PPL Corp.	7,793	296,680
Public Svc. Enterprise Group, Inc.	13,684	645,064
Sempra Energy	6,388	664,671

		3,228,884

TOTAL COMMON STOCKS (Cost: $68,049,252) 56.6%		100,965,443

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.9%)
U.S. Treasury Note	AA+	0.50	03/31/17	1,200,000	1,198,594
U.S. Treasury Note	AA+	0.88	11/30/17	1,250,000	1,253,076
U.S. Treasury Note	AA+	1.00	12/31/17	2,100,000	2,110,092
U.S. Treasury Note	AA+	1.50	02/28/23	750,000	747,920
U.S. Treasury Note	AA+	1.63	02/15/26	1,000,000	985,469
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	510,684
U.S. Treasury Note	AA+	2.13	05/15/25	1,000,000	1,030,898
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,500,628
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,594,141
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,095,826

					23,027,328

U.S. GOVERNMENT AGENCIES (12.3%)
MORTGAGE-BACKED OBLIGATIONS (12.0%)
FHARM	AA+	2.36	02/01/36	30,347	32,115
FHARM	AA+	2.42	04/01/37	47,173	50,090
FHARM	AA+	2.43	05/01/37	31,583	33,055
FHARM	AA+	4.54	09/01/39	36,262	38,403
FHARM	AA+	5.81	03/01/37	10,091	10,608
FHLMC	AA+	2.50	09/01/27	308,345	318,080
FHLMC	AA+	3.00	06/01/27	175,263	183,920
FHLMC	AA+	3.00	08/01/27	188,467	197,779
FHLMC	AA+	3.00	10/15/37	273,937	284,632
FHLMC	AA+	3.00	11/01/42	266,725	273,951
FHLMC	AA+	3.00	04/01/43	304,961	312,505
FHLMC	AA+	3.50	01/01/43	389,947	408,653
FHLMC	AA+	3.50	06/01/45	394,114	414,157
FHLMC	AA+	3.50	07/01/45	467,542	492,373
FHLMC	AA+	4.00	02/01/25	49,935	52,782
FHLMC	AA+	4.00	03/01/41	202,262	215,973
FHLMC	AA+	4.00	07/01/41	239,836	259,025
FHLMC	AA+	4.00	11/01/42	159,888	171,974
FHLMC	AA+	4.00	01/01/43	315,199	339,318
FHLMC	AA+	4.00	01/01/44	288,155	309,418
FHLMC	AA+	4.00	06/01/45	394,125	423,313
FHLMC	AA+	4.50	08/01/34	47,300	51,495
FHLMC	AA+	4.50	08/15/35	51,297	54,862
FHLMC	AA+	4.50	02/01/44	267,398	291,945
FHLMC	AA+	5.00	02/01/26	26,807	29,425
FHLMC	AA+	5.00	10/01/40	325,875	359,823
FHLMC	AA+	5.50	07/01/32	54,109	60,596

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FHLMC	AA+	5.50	05/01/33	64,064	71,096
FHLMC	AA+	5.50	06/01/37	113,681	128,308
FHLMC	AA+	6.00	03/15/32	49,084	54,758
FHLMC Strip	AA+	3.00	01/15/43	396,938	401,990
FNMA	AA+	2.41	05/01/43	402,867	413,369
FNMA	AA+	3.00	06/01/33	378,599	395,283
FNMA	AA+	3.00	09/01/33	322,772	336,997
FNMA	AA+	3.00	12/01/42	374,426	379,153
FNMA	AA+	3.00	02/01/43	216,543	222,289
FNMA	AA+	3.00	03/01/43	406,874	418,862
FNMA	AA+	3.00	09/01/43	424,127	435,961
FNMA	AA+	3.50	03/25/28	297,038	315,966
FNMA	AA+	3.50	08/01/38	290,869	306,768
FNMA	AA+	3.50	10/01/41	170,104	181,856
FNMA	AA+	3.50	11/01/41	312,346	328,241
FNMA	AA+	3.50	12/01/41	316,396	339,151
FNMA	AA+	3.50	04/01/42	372,709	400,805
FNMA	AA+	3.50	04/01/42	425,338	446,984
FNMA	AA+	3.50	08/01/42	337,016	353,518
FNMA	AA+	3.50	10/01/42	321,540	337,905
FNMA	AA+	3.50	01/01/44	135,498	139,945
FNMA	AA+	4.00	05/01/19	23,690	24,668
FNMA	AA+	4.00	07/25/26	416,128	464,667
FNMA	AA+	4.00	01/01/31	241,738	260,374
FNMA	AA+	4.00	11/01/40	232,543	249,184
FNMA	AA+	4.00	05/01/41	229,674	249,247
FNMA	AA+	4.00	11/01/45	497,055	533,898
FNMA	AA+	4.50	05/01/18	17,241	17,830
FNMA	AA+	4.50	05/01/30	82,825	90,062
FNMA	AA+	4.50	04/01/31	109,065	119,332
FNMA	AA+	4.50	08/01/33	39,983	43,476
FNMA	AA+	4.50	09/01/33	94,905	103,611
FNMA	AA+	4.50	06/01/34	66,345	72,509
FNMA	AA+	4.50	08/01/35	62,666	68,539
FNMA	AA+	4.50	12/01/35	59,255	64,741
FNMA	AA+	4.50	05/01/39	80,816	89,079
FNMA	AA+	4.50	05/01/39	136,660	148,798
FNMA	AA+	4.50	05/01/40	107,994	118,028
FNMA	AA+	5.00	04/01/18	43,018	44,526
FNMA	AA+	5.00	06/01/33	91,305	101,484
FNMA	AA+	5.00	10/01/33	89,267	99,997
FNMA	AA+	5.00	11/01/33	260,386	289,314
FNMA	AA+	5.00	11/01/33	60,985	67,780
FNMA	AA+	5.00	03/01/34	33,502	37,232
FNMA	AA+	5.00	04/01/34	55,010	61,612
FNMA	AA+	5.00	09/01/35	34,343	38,062
FNMA	AA+	5.00	11/25/35	124,572	138,110
FNMA	AA+	5.00	08/01/37	269,458	298,456
FNMA	AA+	5.00	05/01/39	114,083	126,061
FNMA	AA+	5.00	06/01/40	62,617	69,643
FNMA	AA+	5.50	04/01/17	1,609	1,631
FNMA	AA+	5.50	05/01/17	324	325
FNMA	AA+	5.50	06/01/17	1,321	1,323
FNMA	AA+	5.50	03/01/34	16,015	18,064
FNMA	AA+	5.50	05/01/34	223,046	252,607
FNMA	AA+	5.50	07/01/34	55,688	62,986
FNMA	AA+	5.50	09/01/34	30,039	33,889
FNMA	AA+	5.50	09/01/34	92,942	104,859
FNMA	AA+	5.50	10/01/34	42,303	47,857
FNMA	AA+	5.50	02/01/35	44,339	50,205
FNMA	AA+	5.50	02/01/35	78,320	89,048

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FNMA	AA+	5.50	08/01/35	30,187	34,179
FNMA	AA+	5.50	08/01/37	15,154	17,014
FNMA	AA+	5.50	11/01/38	18,959	20,209
FNMA	AA+	5.50	06/01/48	32,184	35,010
FNMA	AA+	6.00	03/01/17	706	717
FNMA	AA+	6.00	05/01/23	25,913	29,626
FNMA	AA+	6.00	04/01/32	16,669	19,079
FNMA	AA+	6.00	05/01/32	17,506	20,193
FNMA	AA+	6.00	04/01/33	108,476	125,955
FNMA	AA+	6.00	05/01/33	52,308	59,814
FNMA	AA+	6.00	06/01/34	28,304	32,664
FNMA	AA+	6.00	09/01/34	18,295	21,203
FNMA	AA+	6.00	10/01/34	41,113	46,847
FNMA	AA+	6.00	11/01/34	13,671	15,578
FNMA	AA+	6.00	12/01/36	49,412	56,912
FNMA	AA+	6.00	01/01/37	51,119	58,786
FNMA	AA+	6.00	04/01/37	17,242	19,088
FNMA	AA+	6.00	05/01/37	13,777	15,285
FNMA	AA+	6.00	06/01/37	24,442	26,789
FNMA	AA+	6.00	10/25/44	105,702	124,950
FNMA	AA+	6.00	02/25/47	99,218	112,705
FNMA	AA+	6.00	12/25/49	63,985	73,820
FNMA	AA+	6.50	09/01/16	211	212
FNMA	AA+	6.50	03/01/17	1,751	1,769
FNMA	AA+	6.50	05/01/17	730	735
FNMA	AA+	6.50	06/01/17	3,439	3,496
FNMA	AA+	6.50	05/01/32	25,386	29,034
FNMA	AA+	6.50	05/01/32	11,609	13,277
FNMA	AA+	6.50	07/01/32	4,103	4,692
FNMA	AA+	6.50	07/01/34	36,789	42,193
FNMA	AA+	6.50	05/01/37	72,266	84,446
FNMA	AA+	6.50	09/01/37	18,073	20,670
FNMA	AA+	7.00	09/01/31	16,936	19,252
FNMA	AA+	7.00	04/01/32	8,239	8,966
FNMA	AA+	7.50	06/01/31	6,887	8,233
FNMA	AA+	7.50	02/01/32	6,340	7,660
FNMA	AA+	7.50	06/01/32	5,719	6,511
FNMA	AA+	8.00	04/01/32	1,596	1,705
FNMA Strip	AA+	3.00	08/25/42	336,777	344,704
GNMA (3)	AA+	3.50	09/20/33	52,477	52,996
GNMA (3)	AA+	4.00	08/15/41	251,100	271,184
GNMA (3)	AA+	4.00	01/15/42	278,902	300,102
GNMA (3)	AA+	4.00	03/20/42	195,491	210,363
GNMA (3)	AA+	4.00	08/20/42	206,718	221,667
GNMA (3)	AA+	4.50	04/20/31	114,939	124,706
GNMA (3)	AA+	4.50	10/15/40	204,117	227,817
GNMA (3)	AA+	4.50	10/20/43	399,661	434,923
GNMA (3)	AA+	5.00	10/15/24	248,509	278,244
GNMA (3)	AA+	5.00	04/15/39	167,896	189,517
GNMA (3)	AA+	5.00	06/20/39	237,211	262,455
GNMA (3)	AA+	5.00	11/15/39	122,293	135,774
GNMA (3)	AA+	6.50	04/15/31	3,930	4,498
GNMA (3)	AA+	6.50	10/15/31	3,910	4,538
GNMA (3)	AA+	6.50	12/15/31	1,598	1,829
GNMA (3)	AA+	6.50	05/15/32	7,676	8,786
GNMA (3)	AA+	7.00	05/15/31	3,515	4,324
GNMA (3)	AA+	7.00	05/15/32	720	746
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	193,485	214,532

					21,345,568

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	473,715

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

CORPORATE DEBT (16.6%)
CONSUMER DISCRETIONARY (3.4%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	104,257
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	294,545
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	266,668
Coach, Inc.	BBB-	4.25	04/01/25	100,000	98,955
Dollar General Corp.	BBB	3.25	04/15/23	300,000	302,780
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	278,796
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	300,000	315,870
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	300,000	296,285
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	100,733
Kohl’s Corp.	BBB	3.25	02/01/23	250,000	238,497
Kohl’s Corp.	BBB	4.00	11/01/21	100,000	104,596
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	318,257
Macy’s Retail Hldgs., Inc.	BBB	2.88	02/15/23	216,000	205,173
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,457
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	353,781
Mattel, Inc.	BBB	3.15	03/15/23	350,000	341,914
NVR, Inc.	BBB+	3.95	09/15/22	300,000	312,002
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	313,037
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	104,974
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	272,834
Staples, Inc.	BBB-	4.38	01/12/23	275,000	275,633
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	363,306
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	338,656
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	252,391
Wynn Las Vegas LLC	BB+	5.38	03/15/22	300,000	302,532

					6,181,929

CONSUMER STAPLES (1.2%)
Avon Products, Inc.	B	4.20	07/15/18	150,000	130,125
CVS Health Corp.	BBB+	6.13	08/15/16	250,000	254,816
Edgewell Personal Care Co.	BB+	4.70	05/19/21	275,000	291,710
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	269,435
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	412,404
Sysco Corp.	BBB+	2.60	06/12/22	300,000	301,683
Sysco Corp.	BBB+	3.75	10/01/25	100,000	105,173
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	300,000	314,372

					2,079,718

ENERGY (1.5%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	320,431
Energen Corp.	BB	4.63	09/01/21	250,000	218,750
EQT Corp.	BBB	4.88	11/15/21	210,000	200,968
FMC Technologies, Inc.	BBB	2.00	10/01/17	250,000	243,085
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	285,018
Murphy Oil Corp.	BBB-	2.50	12/01/17	200,000	187,506
Noble Corp.	BBB	7.50	03/15/19	800,000	684,000
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	213,436
Seacor Hldgs., Inc.	B+	7.38	10/01/19	250,000	222,500

					2,575,694

FINANCIALS (3.4%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	322,498
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	331,583
American Express Co.	BBB	3.63	12/05/24	250,000	251,771
American Tower Corp.	BBB-	4.50	01/15/18	250,000	260,500
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	255,577
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	290,286
Block Financial LLC	BBB	5.25	10/01/25	350,000	368,754
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	328,745
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	316,015
First Republic Bank	A-	2.38	06/17/19	150,000	149,817

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

First Tennessee Bank	BBB-	2.95	12/01/19	350,000	350,824
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	357,939
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	245,836
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	259,875
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	271,713
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	259,330
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	111,702
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	306,202
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	274,599
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	250,235
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	104,923
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	219,961
Welltower, Inc.	BBB	6.13	04/15/20	250,000	281,878

					6,170,563

HEALTH CARE (1.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	321,485
Allergan, Inc.	BBB-	5.75	04/01/16	250,000	250,000
Anthem, Inc.	A	4.35	08/15/20	250,000	269,027
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	218,579
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	264,824
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	403,118
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	325,973
Pfizer, Inc.	AA	6.05	03/30/17	300,000	315,347
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	162,933
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	271,822
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	388,022
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	253,709

					3,444,839

INDUSTRIALS (1.3%)
Crane Co.	BBB	2.75	12/15/18	350,000	356,649
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	402,229
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	306,266
Harsco Corp.	BB-	5.75	05/15/18	250,000	205,000
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	203,869
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	261,623
Pentair PLC	BBB-	5.00	05/15/21	250,000	265,371
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	252,224

					2,253,231

INFORMATION TECHNOLOGY (1.6%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	371,299
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	314,297
eBay, Inc.	BBB+	2.88	08/01/21	325,000	328,810
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	390,314
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	199,910
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	104,265
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	369,594
Symantec Corp.	BBB-	4.20	09/15/20	350,000	361,975
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	101,309
Western Union Co.	BBB	5.93	10/01/16	300,000	306,676

					2,848,449

MATERIALS (1.2%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	268,750
Freeport-McMoRan Copper & Gold	BB	3.55	03/01/22	300,000	209,250
Methanex Corp.	BB+	3.25	12/15/19	250,000	232,632
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	256,567
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	157,288
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	96,333
Teck Resources Ltd.	B+	4.75	01/15/22	300,000	207,000
Valspar Corp.	BBB	3.95	01/15/26	350,000	361,299
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	274,375

					2,063,494

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	355,089
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	358,807

					713,896

UTILITIES (0.7%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	376,701
Entergy Corp.	BBB-	5.13	09/15/20	250,000	274,242
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	243,727
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	91,782
SCANA Corp.	BBB	4.13	02/01/22	300,000	306,761

					1,293,213

TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,873,638) 41.8%					74,471,637

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
Southern California Gas Co.†	A-1	0.35	04/01/16	1,400,000	1,400,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,400,000) 0.8%					1,400,000

TOTAL INVESTMENTS (Cost: $141,322,890) 99.2%					176,837,080

OTHER NET ASSETS 0.8%					1,340,668

NET ASSETS 100.0%					$178,177,748

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.1%)	13,889,058	20,167,550
Equity Index Fund (19.8%)	3,885,668	12,839,047
Mid-Cap Equity Index Fund (4.8%)	1,520,821	3,075,742
Mid-Term Bond Fund (40.2%)	24,674,312	26,086,226
Money Market Fund (4.1%)	2,202,210	2,633,731
TOTAL INVESTMENTS (Cost: $64,135,724) 100.0%		64,802,296

OTHER NET ASSETS 0.0% (2)		11,332

NET ASSETS 100.0%		$64,813,628

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.5%)	4,621,023	6,709,938
Equity Index Fund (24.9%)	1,912,937	6,320,738
International Fund (2.7%)	929,567	680,116
Mid-Cap Equity Index Fund (8.6%)	1,077,286	2,178,727
Mid-Term Bond Fund (33.4%)	8,005,866	8,463,977
Money Market Fund (3.9)	833,378	996,677
TOTAL INVESTMENTS (Cost: $24,276,574) 100.0%		25,350,173

OTHER NET ASSETS -0.0% (2)		(3,274)

NET ASSETS 100.0%		$25,346,899

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.6%)	25,424,055	36,916,898
Equity Index Fund (28.2%)	12,323,583	40,719,658
International Fund (5.4%)	10,661,404	7,800,395
Mid-Cap Equity Index Fund (10.6%)	7,566,141	15,301,930
Mid-Term Bond Fund (28.4%)	38,851,744	41,074,918
Small Cap Growth Fund (0.9%)	995,012	1,241,304
Small Cap Value Fund (0.9%)	931,255	1,345,651

TOTAL INVESTMENTS (Cost: $135,241,829) 100.0%		144,400,754

OTHER NET ASSETS -0.0% (2)		(1,408)

NET ASSETS 100.0%		$144,399,346

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.2%)	63,682,795	92,470,347
Equity Index Fund (33.7%)	37,389,303	123,541,960
International Fund (7.9%)	39,841,487	29,149,945
Mid-Cap Equity Index Fund (11.2%)	20,229,990	40,913,576
Mid-Term Bond Fund (17.9%)	62,161,737	65,718,755
Small Cap Growth Fund (2.0%)	5,727,049	7,144,648
Small Cap Value Fund (2.1%)	5,349,225	7,729,561

TOTAL INVESTMENTS (Cost: $341,692,073) 100.0%		366,668,792

OTHER NET ASSETS -0.0% (2)		(1,337)

NET ASSETS 100.0%		$366,667,455

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.0%)	64,695,443	93,940,759
Equity Index Fund (38.4%)	47,464,704	156,833,159
International Fund (8.8%)	49,415,302	36,154,607
Mid-Cap Equity Index Fund (15.9%)	32,230,335	65,183,338
Mid-Term Bond Fund (7.6%)	29,484,324	31,171,476
Small Cap Growth Fund (3.0%)	9,942,680	12,403,762
Small Cap Value Fund (3.3%)	9,272,316	13,398,377

TOTAL INVESTMENTS (Cost: $374,154,365) 100.0%		409,085,478

OTHER NET ASSETS -0.0% (2)		(1,445)

NET ASSETS 100.0%		$409,084,033

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.1%)	53,790,221	78,105,875
Equity Index Fund (41.5%)	42,514,503	140,476,676
International Fund (9.0%)	41,638,303	30,464,581
Mid-Cap Equity Index Fund (17.2%)	28,875,935	58,399,326
Small Cap Growth Fund (4.4%)	12,062,212	15,047,935
Small Cap Value Fund (4.8%)	11,247,940	16,253,127

TOTAL INVESTMENTS (Cost: $307,075,522) 100.0%		338,747,520

OTHER NET ASSETS -0.0% (2)		(1,181)

NET ASSETS 100.0%		$338,746,339

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.1%)	31,239,221	45,360,786
Equity Index Fund (41.8%)	35,643,441	117,773,271
International Fund (10.9%)	42,071,424	30,781,474
Mid-Cap Equity Index Fund (20.0%)	27,817,005	56,257,723
Small Cap Growth Fund (5.4%)	12,118,426	15,118,064
Small Cap Value Fund (5.8%)	11,292,829	16,317,991

TOTAL INVESTMENTS (Cost: $255,096,073) 100.0%		281,609,309

OTHER NET ASSETS -0.0% (2)		(978)

NET ASSETS 100.0%		$281,608,331

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.3%)	19,469,854	28,271,123
Equity Index Fund (37.2%)	25,896,144	85,566,196
International Fund (12.8%)	40,102,451	29,340,878
Mid-Cap Equity Index Fund (22.7%)	25,797,722	52,173,881
Small Cap Growth Fund (7.2%)	13,278,083	16,564,767
Small Cap Value Fund (7.8%)	12,380,169	17,889,183

TOTAL INVESTMENTS (Cost: $207,533,589) 100.0%		229,806,028

OTHER NET ASSETS -0.0% (2)		(828)

NET ASSETS 100.0%		$229,805,200

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.2%)	19,218,274	27,905,818
Equity Index Fund (37.0%)	30,629,611	101,206,546
International Fund (14.6%)	54,485,680	39,864,339
Mid-Cap Equity Index Fund (21.3%)	28,809,032	58,264,020
Small Cap Growth Fund (8.1%)	17,833,442	22,247,700
Small Cap Value Fund (8.8%)	16,623,676	24,020,996

TOTAL INVESTMENTS (Cost: $244,183,087) 100.0%		273,509,419

OTHER NET ASSETS -0.0% (2)		(966)

NET ASSETS 100.0%		$273,508,453

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.3%)	6,053,142	8,789,441
Equity Index Fund (36.3%)	11,613,660	38,373,924
International Fund (15.3%)	22,044,534	16,128,839
Mid-Cap Equity Index Fund (21.1%)	11,018,544	22,284,146
Small Cap Growth Fund (9.2%)	7,748,990	9,667,074
Small Cap Value Fund (9.8%)	7,197,625	10,400,475

TOTAL INVESTMENTS (Cost: $107,910,248) 100.0%		105,643,899

OTHER NET ASSETS 0.0% (2)		12,162

NET ASSETS 100.0%		$105,656,061

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	26,686,005	38,749,307
Equity Index Fund (25.2%)	9,762,987	32,258,920
International Fund (4.6%)	8,098,881	5,925,530
Mid-Cap Equity Index Fund (4.8%)	3,060,617	6,189,860
Mid-Term Bond Fund (35.2%)	42,643,755	45,083,915

TOTAL INVESTMENTS (Cost: $123,133,208) 100.0%		128,207,532

OTHER NET ASSETS -0.0% (2)		(107)

NET ASSETS 100.0%		$128,207,425

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	56,103,372	81,464,677
Equity Index Fund (35.5%)	34,553,537	114,172,005
International Fund (9.3%)	40,993,858	29,993,075
Mid-Cap Equity Index Fund (14.6%)	23,239,768	47,000,619
Mid-Term Bond Fund (15.2%)	46,108,650	48,747,079

TOTAL INVESTMENTS (Cost: $282,506,729) 100.0%		321,377,455

OTHER NET ASSETS -0.0% (2)		(37)

NET ASSETS 100.0%		$321,377,418

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.6%)	35,393,698	51,393,277
Equity Index Fund (36.1%)	27,260,179	90,073,245
International Fund (14.2%)	48,482,742	35,472,301
Mid-Cap Equity Index Fund (19.8%)	24,425,438	49,398,543
Small Cap Growth Fund (4.5%)	8,899,830	11,102,778
Small Cap Value Fund (4.8%)	8,319,173	12,021,096

TOTAL INVESTMENTS (Cost: $206,775,055) 100.0%		249,461,240

OTHER NET ASSETS 0.0% (2)		107

NET ASSETS 100.0%		$249,461,347

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.6%)
U.S. Treasury Bill	A-1+	0.28	08/11/16	2,100,000	2,097,706
U.S. Treasury Bill	A-1+	0.30	05/26/16	1,000,000	999,540
U.S. Treasury Bill	A-1+	0.32	04/28/16	1,000,000	999,759
U.S. Treasury Bill	A-1+	0.32	06/16/16	2,000,000	1,999,258

					6,096,263

U.S. GOVERNMENT AGENCIES (14.9%)
FHLB	A-1+	0.31	04/08/16	2,200,000	2,199,869
FHLB	A-1+	0.33	04/22/16	5,800,000	5,798,884
FHLB	A-1+	0.33	05/03/16	1,450,000	1,449,575

					9,448,328

COMMERCIAL PAPER (75.4%)
Air Products & Chemicals†	A-1	0.44	05/18/16	1,300,000	1,299,253
Chevron Corp.†	A-1+	0.43	04/01/16	1,400,000	1,400,000
Chevron Corp.†	A-1+	0.44	04/06/16	1,200,000	1,199,927
Coca-Cola Co.†	A-1+	0.43	05/23/16	950,000	949,410
Coca-Cola Co.†	A-1+	0.44	05/09/16	800,000	799,628
Disney (Walt) Co.†	A-1	0.42	04/15/16	2,550,000	2,549,583
Dover Corp.†	A-1	0.42	04/11/16	1,800,000	1,799,790
Emerson Electric Co.†	A-1	0.38	05/27/16	1,600,000	1,599,054
Emerson Electric Co.†	A-1	0.43	05/04/16	750,000	749,704
Estee Lauder Cos.†	A-1	0.36	04/19/16	700,000	699,874
Exxon Mobil Corp.	A-1+	0.44	04/01/16	2,600,000	2,600,000
Grainger (W.W.) Inc.	A-1+	0.43	05/11/16	2,324,000	2,322,890
Honeywell International†	A-1	0.41	05/06/16	400,000	399,841
IBRD	A-1+	0.35	05/04/16	838,000	837,731
Intercontinental Exchange, Inc.†	A-1	0.50	05/27/16	2,500,000	2,498,055
J.P. Morgan Securities LLC	A-1	0.45	04/15/16	450,000	449,921
J.P. Morgan Securities LLC	A-1	0.45	04/29/16	170,000	169,940
J.P. Morgan Securities LLC	A-1	0.50	05/31/16	1,310,000	1,308,687
National Rural Utilities	A-1	0.36	04/15/16	2,600,000	2,599,636
New Jersey Natural Gas	A-1	0.43	04/07/16	700,000	699,950
Novartis Finance Corp.†	A-1+	0.39	04/27/16	500,000	499,859
Novartis Finance Corp.†	A-1+	0.43	05/09/16	800,000	799,637
Novartis Finance Corp.†	A-1+	0.44	05/02/16	1,000,000	999,621
PepsiCo, Inc.†	A-1	0.34	04/29/16	1,100,000	1,099,709
Piedmont Natural Gas Co.†	A-1	0.55	04/05/16	2,580,000	2,579,842
Private Export Funding Corp.†	NR	0.41	04/26/16	1,800,000	1,799,487
San Diego Gas & Electric Co.†	A-1	0.39	04/22/16	1,200,000	1,199,727
San Diego Gas & Electric Co.†	A-1	0.40	04/06/16	500,000	499,972
San Diego Gas & Electric Co.†	A-1	0.42	04/22/16	900,000	899,779
Simon Ppty. Group LP†	A-1	0.47	05/23/16	700,000	699,525
Simon Ppty. Group LP†	A-1	0.50	04/08/16	1,900,000	1,899,815
Southern California Gas Co.†	A-1	0.35	04/01/16	2,600,000	2,600,000
Toyota Motor Credit Corp.	A-1+	0.45	05/06/16	800,000	799,650
Toyota Motor Credit Corp.	A-1+	0.45	05/24/16	800,000	799,470
Toyota Motor Credit Corp.	A-1+	0.46	05/09/16	1,000,000	999,514
Unilever Capital Corp.†	A-1	0.42	04/18/16	1,700,000	1,699,663
Unilever Capital Corp.†	A-1	0.48	05/16/16	900,000	899,460

					47,707,604

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $63,251,885) 99.9%					63,252,195

TOTAL INVESTMENTS (Cost: $63,251,885) 99.9%					63,252,195

OTHER NET ASSETS 0.1%					52,768

NET ASSETS 100.0%					$63,304,963

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (29.5%)
U.S. Treasury Note	AA+	1.00	08/15/18	3,000,000	3,013,944
U.S. Treasury Note	AA+	1.38	12/31/18	10,750,000	10,906,628
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	3,051,681
U.S. Treasury Note	AA+	1.50	02/28/23	8,000,000	7,977,816
U.S. Treasury Note	AA+	1.63	06/30/20	8,000,000	8,158,752
U.S. Treasury Note	AA+	1.75	09/30/19	5,000,000	5,129,885
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,585,722
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	15,277,155
U.S. Treasury Note	AA+	1.88	05/31/22	11,000,000	11,271,997
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,769,235
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,941,455
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	54,032,985

					135,117,255

U.S. GOVERNMENT AGENCIES (8.4%)
MORTGAGE-BACKED OBLIGATIONS (0.7%)
FHLMC	AA+	7.50	03/15/21	3,239	3,540
FHLMC	AA+	8.00	09/01/18	73	74
FHLMC	AA+	8.50	09/01/17	1	1
Small Business Administration (3)	AA+	2.51	03/10/26	3,000,000	3,005,763

					3,009,378

NON-MORTGAGE-BACKED OBLIGATIONS (7.7%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,790,305
FNMA	AA+	0.00	10/09/19	23,000,000	21,851,858
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	828,124

					35,470,287

CORPORATE DEBT (61.4%)
CONSUMER DISCRETIONARY (9.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	529,539
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	260,644
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,636,361
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	313,368
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	746,669
Brinker International, Inc.	BBB-	2.60	05/15/18	2,000,000	2,013,814
Carnival Corp.	BBB+	1.88	12/15/17	2,000,000	2,006,208
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,056,700
Dollar General Corp.	BBB	4.13	07/15/17	962,000	993,065
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,230,364
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	2,000,000	2,105,802
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	2,000,000	1,975,230
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,536,174
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	55,464
Kohl’s Corp.	BBB	3.25	02/01/23	700,000	667,792
Kohl’s Corp.	BBB	4.00	11/01/21	1,325,000	1,385,896
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,225,756
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	827,549
Mattel, Inc.	BBB	1.70	03/15/18	2,000,000	1,980,684
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	525,000	563,185
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,080,010
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	308,041
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,099,486
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,000,000	2,002,546
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,015,992
Starwood Hotels & Resorts	BBB	3.13	02/15/23	2,000,000	2,013,844
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,076,032
Viacom, Inc.	BBB-	3.25	03/15/23	2,000,000	1,935,178
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,463,853
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	504,783
Wyndham Worldwide Corp.	BBB-	2.95	03/01/17	2,160,000	2,180,455
Wynn Las Vegas LLC	BB+	5.38	03/15/22	2,000,000	2,016,880

					44,807,364

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

CONSUMER STAPLES (4.4%)
Avon Products, Inc.	B	6.35	03/15/20	1,800,000	1,429,884
Beam Suntory, Inc.	BBB	1.75	06/15/18	2,000,000	2,001,614
ConAgra Foods, Inc.	BBB-	1.90	01/25/18	2,000,000	2,008,484
CVS Health Corp.	BBB+	6.13	08/15/16	500,000	509,632
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	153,412
Edgewell Personal Care Co.	BB+	4.70	05/19/21	2,000,000	2,121,530
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,145,016
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	788,023
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	296,379
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,084,380
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	3,075,000	3,369,118
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,031,009
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	2,039,026

					19,977,507

ENERGY (4.2%)
Cameron International Corp.	BBB+	3.60	04/30/22	214,000	217,250
Diamond Offshore Drilling, Inc.	BBB+	3.45	11/01/23	1,500,000	1,067,505
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,750,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,196,236
FMC Technologies, Inc.	BBB	2.00	10/01/17	2,000,000	1,944,682
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	1,969,004
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,628,674
Murphy Oil Corp.	BBB-	2.50	12/01/17	2,000,000	1,875,060
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	1,996,566
Pioneer Natural Resources Co.	BBB-	6.65	03/15/17	2,000,000	2,068,098
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	1,422,904
SESI LLC	BB	7.13	12/15/21	2,150,000	1,623,250
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	292,288

					19,051,517

FINANCIALS (15.1%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,521,333
Aflac, Inc.	A-	3.63	06/15/23	500,000	525,484
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,194,788
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,024,904
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,083,996
Bank of America Corp.	BBB+	2.65	04/01/19	1,250,000	1,271,941
Bank of America Corp.	BBB	5.75	08/15/16	500,000	508,319
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,044,612
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,157,492
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,663,550
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,060,376
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,191,636
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,877,646
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,011,891
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	1,001,714
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,370,584
Fifth Third Bancorp	BBB	4.30	01/16/24	2,000,000	2,106,768
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,997,558
First Tennessee Bank	BBB-	2.95	12/01/19	2,200,000	2,205,177
Ford Motor Credit Co. LLC	BBB	3.00	06/12/17	2,000,000	2,026,404
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,045,366
HCP, Inc.	BBB+	3.15	08/01/22	750,000	717,863
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,291,250
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,223,150
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,351,347
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	584,644
Huntington National Bank	BBB+	1.35	08/02/16	1,995,000	1,996,999
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,448,621

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

JPMorgan Chase & Co.	A-	2.00	08/15/17	2,000,000	2,019,712
Kemper Corp.	BBB-	6.00	05/15/17	500,000	517,555
Mack-Cali Realty LP	BBB-	4.50	04/18/22	1,000,000	969,030
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,243,344
Morgan Stanley	BBB+	4.75	03/22/17	1,000,000	1,032,817
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,373,146
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,326,875
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	497,565
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,601,506
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,555,878
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,515,096
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	990,904
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,783,688
Vornado Realty LP	BBB	2.50	06/30/19	500,000	504,141
Vornado Realty LP	BBB	5.00	01/15/22	1,500,000	1,625,967
Wells Fargo & Co.	A	2.13	04/22/19	2,000,000	2,032,042
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	408,065

					69,502,744

HEALTH CARE (7.2%)
AbbVie, Inc.	A	1.75	11/06/17	2,000,000	2,009,256
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,217,138
Allergan, Inc.	BBB-	5.75	04/01/16	500,000	500,000
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,010,574
Becton, Dickinson & Co.	BBB+	1.45	05/15/17	2,000,000	2,003,202
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,185,788
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,368,916
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,048,148
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	2,014,548
Laboratory Corp. of America	BBB	3.13	05/15/16	500,000	501,201
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	619,458
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	432,812
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	520,710
Mylan, Inc.	BBB-	1.35	11/29/16	2,000,000	1,986,210
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,015,590
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,173,156
Pfizer, Inc.	AA	6.05	03/30/17	2,000,000	2,102,310
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,174,574
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	413,890
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,728,229
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,029,668

					33,055,378

INDUSTRIALS (5.6%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,037,996
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	2,000,000	2,011,146
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	2,041,776
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	1,973,584
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,180,122
Harsco Corp.	BB-	5.75	05/15/18	2,250,000	1,845,000
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	2,038,686
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	1,880,938
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,129,532
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,513,346
Southwest Airlines Co.	BBB	5.75	12/15/16	735,000	758,985
Textron, Inc.	BBB	4.63	09/21/16	750,000	761,219
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,245,298
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,073,750

					25,491,378

INFORMATION TECHNOLOGY (7.8%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,202,080
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,015,952
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,265,279

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	52,383
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	759,083
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,043,890
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,124,616
Fidelity Nat’l. Information	BBB	1.45	06/05/17	2,000,000	1,984,620
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,059,991
FLIR Systems, Inc.	BBB	3.75	09/01/16	2,000,000	2,018,072
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,563,980
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	1,976,000	1,956,240
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,525,095
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	633,590
Lam Research Corp.	BBB	2.75	03/15/20	2,000,000	1,966,060
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	1,311,000	1,356,885
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,110,848
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	1,965,036
Symantec Corp.	BBB-	4.20	09/15/20	2,000,000	2,068,426
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,026,188
Total System Services, Inc.	BBB-	3.75	06/01/23	950,000	930,173
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,044,506

					35,672,993

MATERIALS (4.3%)
Albemarle Corp.	BBB-	4.50	12/15/20	1,065,000	1,101,995
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,150,000
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,061,182
Eastman Chemical Co.	BBB	2.40	06/01/17	2,000,000	2,016,598
Freeport-McMoRan Copper & Gold	BB	3.10	03/15/20	1,750,000	1,312,500
Freeport-McMoRan Copper & Gold	BB	3.55	03/01/22	250,000	174,375
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,971,964
Kinross Gold Corp.	BB+	3.63	09/01/16	2,000,000	2,000,000
Kinross Gold Corp.	BB+	5.13	09/01/21	750,000	693,750
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	1,861,054
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,986,730
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,926,658
WestRock Co.	BBB	3.50	03/01/20	622,000	630,657

					19,887,463

TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	2,040,694
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,208,046

					4,248,740

UTILITIES (2.1%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	507,056
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,661,915
Entergy Corp.	BBB-	4.70	01/15/17	600,000	610,918
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,535,755
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,048,528
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	1,949,816
SCANA Corp.	BBB	4.75	05/15/21	1,165,000	1,217,390
Talen Energy Supply LLC	B+	4.60	12/15/21	1,400,000	1,120,000

					9,651,378

TOTAL LONG-TERM DEBT SECURITIES (Cost: $450,278,447) 99.3%					454,943,382

TOTAL INVESTMENTS (Cost: $450,278,447) 99.3%					454,943,382

OTHER NET ASSETS 0.7%					3,003,154

NET ASSETS 100.0%					$457,946,536

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.8%)
U.S. Treasury Note	AA+	1.63	02/15/26	18,000,000	17,738,445
U.S. Treasury Note	AA+	2.25	11/15/25	1,000,000	1,040,742
U.S. Treasury Strip	AA+	0.00	08/15/24	10,000,000	8,575,770
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,677,380
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	16,235,720
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	15,313,820
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,893,920

					90,475,797

U.S. GOVERNMENT AGENCIES (28.6%)
MORTGAGE-BACKED OBLIGATIONS (26.7%)
FHARM	AA+	2.36	02/01/36	134,229	142,048
FHARM	AA+	2.40	04/01/37	329,693	347,009
FHARM	AA+	2.42	04/01/37	194,588	206,622
FHARM	AA+	2.43	05/01/37	116,226	121,642
FHARM	AA+	3.34	04/01/42	575,900	601,316
FHARM	AA+	4.54	09/01/39	292,432	309,705
FHARM	AA+	5.81	03/01/37	45,384	47,711
FHLMC	AA+	2.50	09/01/27	1,850,070	1,908,483
FHLMC	AA+	2.50	12/01/27	2,028,038	2,092,166
FHLMC	AA+	2.50	04/01/28	2,391,315	2,464,073
FHLMC	AA+	3.00	06/01/27	956,298	1,003,534
FHLMC	AA+	3.00	08/01/27	614,362	644,718
FHLMC	AA+	3.00	10/15/37	1,878,423	1,951,760
FHLMC	AA+	3.00	12/15/40	2,158,801	2,221,089
FHLMC	AA+	3.00	07/01/42	991,759	1,038,538
FHLMC	AA+	3.00	10/01/42	2,700,187	2,769,355
FHLMC	AA+	3.00	11/01/42	1,168,320	1,197,593
FHLMC	AA+	3.00	11/01/42	1,216,752	1,252,198
FHLMC	AA+	3.00	11/01/42	2,824,197	2,902,630
FHLMC	AA+	3.00	02/01/43	2,534,485	2,599,266
FHLMC	AA+	3.00	04/01/43	1,229,959	1,260,571
FHLMC	AA+	3.00	04/01/43	2,605,350	2,671,945
FHLMC	AA+	3.00	04/01/43	1,676,609	1,718,081
FHLMC	AA+	3.50	01/01/41	2,159,377	2,263,916
FHLMC	AA+	3.50	07/01/42	2,673,465	2,825,595
FHLMC	AA+	3.50	10/01/42	2,376,055	2,490,030
FHLMC	AA+	3.50	01/01/43	2,105,714	2,206,727
FHLMC	AA+	3.50	01/01/43	1,498,682	1,570,561
FHLMC	AA+	3.50	05/01/43	3,069,290	3,215,643
FHLMC	AA+	3.50	07/01/43	1,050,276	1,100,324
FHLMC	AA+	3.50	01/01/44	3,527,243	3,695,489
FHLMC	AA+	3.50	04/01/45	2,778,879	2,920,468
FHLMC	AA+	3.50	07/01/45	2,805,254	2,954,235
FHLMC	AA+	3.50	09/01/45	2,405,417	2,522,700
FHLMC	AA+	4.00	02/01/25	369,381	390,444
FHLMC	AA+	4.00	05/01/25	144,747	154,548
FHLMC	AA+	4.00	05/01/26	472,612	504,884
FHLMC	AA+	4.00	12/01/33	1,488,355	1,595,832
FHLMC	AA+	4.00	12/15/38	500,000	542,997
FHLMC	AA+	4.00	07/01/41	1,498,978	1,618,904
FHLMC	AA+	4.00	12/01/41	825,767	883,542
FHLMC	AA+	4.00	07/01/42	2,938,811	3,174,101
FHLMC	AA+	4.00	08/01/42	2,224,023	2,385,991
FHLMC	AA+	4.00	09/01/42	1,555,900	1,669,198
FHLMC	AA+	4.00	11/01/42	1,854,706	1,994,903
FHLMC	AA+	4.00	12/01/42	1,628,020	1,762,927

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FHLMC	AA+	4.00	01/01/43	2,442,792	2,629,717
FHLMC	AA+	4.00	01/01/44	2,222,909	2,386,942
FHLMC	AA+	4.00	10/01/44	2,670,808	2,853,010
FHLMC	AA+	4.50	03/01/34	652,827	711,556
FHLMC	AA+	4.50	08/01/34	354,753	386,213
FHLMC	AA+	4.50	08/15/35	132,130	141,312
FHLMC	AA+	4.50	12/01/39	688,123	747,014
FHLMC	AA+	4.50	03/01/41	754,488	829,873
FHLMC	AA+	5.00	02/01/26	100,527	110,344
FHLMC	AA+	5.00	08/01/35	1,299,738	1,443,141
FHLMC	AA+	5.00	10/01/40	1,466,437	1,619,203
FHLMC	AA+	5.50	03/01/21	127,427	136,568
FHLMC	AA+	5.50	07/01/32	270,547	302,980
FHLMC	AA+	5.50	01/15/33	294,398	331,278
FHLMC	AA+	5.50	05/01/33	378,652	420,217
FHLMC	AA+	5.50	01/15/35	87,588	90,068
FHLMC	AA+	5.50	06/01/37	1,136,811	1,283,077
FHLMC	AA+	6.00	07/15/29	194,568	223,161
FHLMC	AA+	6.00	03/15/32	215,972	240,936
FHLMC Strip	AA+	3.00	01/15/43	2,381,627	2,411,943
FNMA	AA+	2.25	01/01/28	1,659,498	1,700,919
FNMA	AA+	2.41	05/01/43	2,078,798	2,132,990
FNMA	AA+	3.00	09/01/29	2,112,697	2,217,127
FNMA	AA+	3.00	06/01/33	1,741,555	1,818,303
FNMA	AA+	3.00	07/01/33	3,217,616	3,359,416
FNMA	AA+	3.00	09/01/33	3,348,754	3,496,341
FNMA	AA+	3.00	10/01/42	949,469	979,028
FNMA	AA+	3.00	12/01/42	1,376,986	1,415,432
FNMA	AA+	3.00	12/01/42	2,246,555	2,274,915
FNMA	AA+	3.00	01/01/43	2,542,579	2,613,974
FNMA	AA+	3.00	02/01/43	2,165,426	2,222,894
FNMA	AA+	3.00	03/01/43	2,644,683	2,722,603
FNMA	AA+	3.00	02/01/45	2,382,593	2,452,334
FNMA	AA+	3.50	02/01/26	279,985	296,043
FNMA	AA+	3.50	03/01/32	1,386,312	1,467,206
FNMA	AA+	3.50	08/01/38	2,493,159	2,629,438
FNMA	AA+	3.50	03/01/41	2,110,802	2,235,755
FNMA	AA+	3.50	10/01/41	1,190,727	1,272,993
FNMA	AA+	3.50	12/01/41	1,518,701	1,627,926
FNMA	AA+	3.50	04/01/42	1,639,922	1,763,542
FNMA	AA+	3.50	04/01/42	1,417,793	1,489,946
FNMA	AA+	3.50	07/01/42	2,682,665	2,819,014
FNMA	AA+	3.50	08/01/42	2,015,789	2,114,492
FNMA	AA+	3.50	09/01/42	2,083,425	2,189,455
FNMA	AA+	3.50	10/01/42	2,411,552	2,534,288
FNMA	AA+	3.50	12/01/42	2,384,141	2,546,782
FNMA	AA+	3.50	03/01/43	2,345,889	2,465,975
FNMA	AA+	3.50	10/01/43	1,666,485	1,783,728
FNMA	AA+	3.50	01/01/44	1,505,536	1,554,944
FNMA	AA+	3.50	04/01/45	4,620,419	4,873,608
FNMA	AA+	3.50	05/01/45	5,459,819	5,735,474
FNMA	AA+	3.50	03/01/46	2,996,719	3,158,353
FNMA	AA+	4.00	05/01/19	194,259	202,279
FNMA	AA+	4.00	07/25/26	2,080,641	2,323,333
FNMA	AA+	4.00	01/01/31	171,556	184,782
FNMA	AA+	4.00	12/01/33	1,645,185	1,762,689
FNMA	AA+	4.00	03/01/35	485,590	520,457
FNMA	AA+	4.00	11/01/38	2,195,886	2,351,008
FNMA	AA+	4.00	11/01/40	1,285,826	1,377,841
FNMA	AA+	4.00	05/01/41	1,458,743	1,583,057
FNMA	AA+	4.00	08/01/42	2,701,182	2,902,042

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FNMA	AA+	4.00	05/01/43	1,990,279	2,143,150
FNMA	AA+	4.00	09/01/45	1,937,664	2,081,606
FNMA	AA+	4.00	11/01/45	2,982,331	3,203,387
FNMA	AA+	4.50	05/01/18	81,893	84,691
FNMA	AA+	4.50	05/01/19	27,596	28,627
FNMA	AA+	4.50	06/01/19	95,493	99,053
FNMA	AA+	4.50	05/01/30	460,139	500,342
FNMA	AA+	4.50	04/01/31	732,294	801,229
FNMA	AA+	4.50	08/01/33	184,329	201,111
FNMA	AA+	4.50	08/01/33	151,659	164,910
FNMA	AA+	4.50	09/01/33	483,151	527,475
FNMA	AA+	4.50	10/01/33	432,161	473,065
FNMA	AA+	4.50	10/01/33	168,514	184,039
FNMA	AA+	4.50	05/01/34	173,002	189,111
FNMA	AA+	4.50	06/01/34	270,118	295,216
FNMA	AA+	4.50	07/01/34	250,895	272,816
FNMA	AA+	4.50	01/01/35	810,921	885,779
FNMA	AA+	4.50	08/01/35	313,329	342,694
FNMA	AA+	4.50	09/01/35	52,838	54,182
FNMA	AA+	4.50	12/01/35	334,744	365,732
FNMA	AA+	4.50	05/01/39	1,024,951	1,115,986
FNMA	AA+	4.50	05/01/39	1,336,088	1,472,694
FNMA	AA+	4.50	05/01/40	539,968	590,142
FNMA	AA+	4.50	11/01/40	651,626	711,303
FNMA	AA+	4.50	06/01/41	692,825	756,209
FNMA	AA+	4.50	10/01/41	1,232,350	1,348,380
FNMA	AA+	4.50	11/01/41	1,055,858	1,148,422
FNMA	AA+	4.50	01/01/42	155,108	169,118
FNMA	AA+	4.50	07/01/42	2,539,640	2,776,809
FNMA	AA+	4.50	03/01/44	1,960,686	2,141,140
FNMA	AA+	4.50	05/01/44	2,230,633	2,426,549
FNMA	AA+	5.00	04/01/18	23,046	23,853
FNMA	AA+	5.00	09/01/18	142,465	147,848
FNMA	AA+	5.00	09/01/20	99,332	104,131
FNMA	AA+	5.00	10/01/20	169,447	179,021
FNMA	AA+	5.00	10/01/25	160,770	177,697
FNMA	AA+	5.00	09/01/33	885,008	983,562
FNMA	AA+	5.00	10/01/33	577,610	647,043
FNMA	AA+	5.00	11/01/33	660,981	734,412
FNMA	AA+	5.00	03/01/34	148,899	165,474
FNMA	AA+	5.00	04/01/34	75,573	83,901
FNMA	AA+	5.00	04/01/34	324,823	363,806
FNMA	AA+	5.00	04/01/35	264,863	296,599
FNMA	AA+	5.00	06/01/35	172,805	191,648
FNMA	AA+	5.00	09/01/35	412,111	456,745
FNMA	AA+	5.00	09/01/35	158,126	174,774
FNMA	AA+	5.00	11/25/35	1,038,097	1,150,915
FNMA	AA+	5.00	08/01/37	1,175,817	1,302,354
FNMA	AA+	5.00	05/01/39	776,734	858,290
FNMA	AA+	5.00	09/25/40	1,462,648	1,634,946
FNMA	AA+	5.50	04/01/17	5,900	5,979
FNMA	AA+	5.50	05/01/17	4,335	4,359
FNMA	AA+	5.50	01/01/24	192,271	215,475
FNMA	AA+	5.50	03/01/24	403,963	452,715
FNMA	AA+	5.50	09/01/25	170,786	192,399
FNMA	AA+	5.50	11/01/26	122,760	137,575
FNMA	AA+	5.50	01/01/27	70,017	78,467
FNMA	AA+	5.50	03/01/33	303,871	334,348
FNMA	AA+	5.50	09/01/33	356,596	407,672
FNMA	AA+	5.50	10/01/33	546,416	624,655
FNMA	AA+	5.50	03/01/34	68,635	77,415

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FNMA	AA+	5.50	03/01/34	328,432	376,173
FNMA	AA+	5.50	07/01/34	222,754	251,944
FNMA	AA+	5.50	09/01/34	51,351	57,548
FNMA	AA+	5.50	09/01/34	117,153	132,169
FNMA	AA+	5.50	09/01/34	234,076	264,090
FNMA	AA+	5.50	10/01/34	556,619	629,702
FNMA	AA+	5.50	02/01/35	159,621	180,739
FNMA	AA+	5.50	02/01/35	281,953	320,574
FNMA	AA+	5.50	04/01/35	268,609	303,827
FNMA	AA+	5.50	08/01/35	559,066	633,002
FNMA	AA+	5.50	02/25/37	129,456	140,507
FNMA	AA+	5.50	05/01/38	575,225	647,385
FNMA	AA+	5.50	11/01/38	105,002	111,927
FNMA	AA+	5.50	06/01/48	182,377	198,391
FNMA	AA+	6.00	03/01/17	8,985	9,121
FNMA	AA+	6.00	05/01/23	255,013	291,557
FNMA	AA+	6.00	01/01/25	164,879	187,877
FNMA	AA+	6.00	03/01/28	198,622	226,326
FNMA	AA+	6.00	04/01/32	65,343	74,789
FNMA	AA+	6.00	05/01/32	234,584	270,593
FNMA	AA+	6.00	04/01/33	619,567	719,402
FNMA	AA+	6.00	11/01/34	67,568	76,993
FNMA	AA+	6.00	03/01/36	50,977	56,559
FNMA	AA+	6.00	12/01/36	191,006	219,996
FNMA	AA+	6.00	01/01/37	248,215	285,443
FNMA	AA+	6.00	03/01/37	165,329	183,376
FNMA	AA+	6.00	04/01/37	86,209	95,441
FNMA	AA+	6.00	05/01/37	61,919	68,698
FNMA	AA+	6.00	06/01/37	102,656	112,513
FNMA	AA+	6.00	07/01/37	110,526	126,200
FNMA	AA+	6.00	08/01/37	153,231	174,748
FNMA	AA+	6.00	12/01/37	50,222	57,227
FNMA	AA+	6.00	10/25/44	536,641	634,360
FNMA	AA+	6.00	02/25/47	1,200,935	1,364,178
FNMA	AA+	6.00	12/25/49	639,846	738,196
FNMA	AA+	6.50	09/01/16	748	750
FNMA	AA+	6.50	03/01/17	23,342	23,587
FNMA	AA+	6.50	05/01/17	3,025	3,043
FNMA	AA+	6.50	05/01/32	157,881	180,568
FNMA	AA+	6.50	05/01/32	99,540	113,844
FNMA	AA+	6.50	09/01/36	60,072	67,511
FNMA	AA+	6.50	05/01/37	325,198	380,007
FNMA	AA+	6.50	07/01/37	36,317	42,773
FNMA	AA+	6.50	09/01/37	68,946	78,853
FNMA	AA+	6.50	05/01/38	105,452	120,605
FNMA	AA+	7.00	09/01/31	61,089	69,445
FNMA	AA+	7.00	01/25/44	439,220	504,315
FNMA	AA+	7.50	06/01/32	81,216	92,451
FNMA	AA+	8.00	04/01/32	20,754	22,170
FNMA Strip	AA+	3.00	08/25/42	1,870,983	1,915,024
GNMA (3)	AA+	2.68	10/16/47	2,000,000	2,031,736
GNMA (3)	AA+	3.00	07/16/36	1,891,593	2,026,768
GNMA (3)	AA+	3.50	11/20/32	2,416,472	2,556,267
GNMA (3)	AA+	3.50	09/20/33	314,861	317,974
GNMA (3)	AA+	3.50	07/15/42	1,775,648	1,878,566
GNMA (3)	AA+	3.50	11/15/42	1,185,220	1,251,352
GNMA (3)	AA+	3.50	05/20/45	2,732,127	2,906,661
GNMA (3)	AA+	3.70	05/15/42	1,107,347	1,178,123
GNMA (3)	AA+	4.00	04/15/24	309,707	328,364
GNMA (3)	AA+	4.00	01/20/41	2,350,430	2,520,274
GNMA (3)	AA+	4.00	03/15/41	992,082	1,072,509

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

GNMA (3)	AA+	4.00	08/15/41	1,624,766	1,754,719
GNMA (3)	AA+	4.00	11/15/41	1,005,948	1,097,286
GNMA (3)	AA+	4.00	12/15/41	1,719,886	1,850,437
GNMA (3)	AA+	4.00	01/15/42	539,857	577,337
GNMA (3)	AA+	4.00	03/20/42	902,267	970,905
GNMA (3)	AA+	4.00	08/20/42	1,433,246	1,536,894
GNMA (3)	AA+	4.25	06/20/36	876,361	945,878
GNMA (3)	AA+	4.25	04/20/41	1,050,534	1,133,456
GNMA (3)	AA+	4.29	04/15/41	507,701	548,191
GNMA (3)	AA+	4.50	06/20/30	137,280	150,219
GNMA (3)	AA+	4.50	09/15/30	590,416	647,287
GNMA (3)	AA+	4.50	06/20/34	571,097	617,477
GNMA (3)	AA+	4.50	09/15/40	1,193,955	1,302,964
GNMA (3)	AA+	4.50	10/15/40	1,658,455	1,851,011
GNMA (3)	AA+	4.50	10/15/40	477,790	519,764
GNMA (3)	AA+	5.00	04/15/39	1,353,042	1,527,287
GNMA (3)	AA+	5.00	06/20/39	2,075,593	2,296,482
GNMA (3)	AA+	5.00	11/15/39	698,815	775,852
GNMA (3)	AA+	5.00	05/15/40	267,999	298,800
GNMA (3)	AA+	5.00	06/20/40	398,645	434,243
GNMA (3)	AA+	5.00	06/20/40	399,803	433,301
GNMA (3)	AA+	5.50	01/15/36	169,593	190,836
GNMA (3)	AA+	6.50	04/15/31	14,670	16,793
GNMA (3)	AA+	6.50	12/15/31	22,769	26,063
GNMA (3)	AA+	6.50	05/15/32	29,307	33,548
GNMA (3)	AA+	7.00	05/15/32	2,798	2,900
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	1,064,169	1,179,924

					276,775,301

NON-MORTGAGE-BACKED OBLIGATIONS (1.9%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,421,730
FNMA	AA+	0.00	10/09/19	10,050,000	9,548,314

					19,970,044

CORPORATE DEBT (61.4%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,059,077
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,042,574
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,272,721
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	2,002,510
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	731,193
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,200,010
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	3,927,844
Coach, Inc.	BBB-	4.25	04/01/25	2,500,000	2,473,880
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,037,060
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,460,728
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	4,000,000	4,211,604
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	5,000,000	4,938,075
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,820,516
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	221,855
Kohl’s Corp.	BBB	3.25	02/01/23	1,804,000	1,720,994
Kohl’s Corp.	BBB	4.00	11/01/21	2,620,000	2,740,413
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,121,710
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,021,463
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,103,308
Mattel, Inc.	BBB	3.15	03/15/23	2,000,000	1,953,792
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,076,174
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,218,199
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,160,020
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,391,232
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,049,743
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,274,005
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	5,006,365

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,708,514
Starwood Hotels & Resorts	BBB	3.13	02/15/23	3,000,000	3,020,766
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,152,064
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,837,945
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,039,900
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,112,749
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,019,130
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	4,049,168
Wynn Las Vegas LLC	BB+	5.38	03/15/22	4,000,000	4,033,760

					101,211,061

CONSUMER STAPLES (3.6%)
Avon Products, Inc.	B	4.20	07/15/18	900,000	780,750
Avon Products, Inc.	B	6.35	03/15/20	2,100,000	1,668,198
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,628,871
CVS Health Corp.	BBB+	6.13	08/15/16	2,000,000	2,038,526
Edgewell Personal Care Co.	BB+	4.70	05/19/21	4,000,000	4,243,060
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,290,032
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,475,712
Kroger Co.	BBB	2.95	11/01/21	4,800,000	5,002,512
Mead Johnson Nutrition Co.	BBB-	4.13	11/15/25	1,950,000	2,070,473
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,093,027
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,759,928
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	5,000,000	5,239,540

					37,290,629

ENERGY (4.6%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,204,312
Devon Energy	BBB	5.85	12/15/25	2,500,000	2,413,095
Diamond Offshore Drilling, Inc.	BBB+	3.45	11/01/23	3,000,000	2,135,010
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,500,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	3,827,956
FMC Technologies, Inc.	BBB	2.00	10/01/17	4,500,000	4,375,535
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	4,751,705
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,257,348
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,432,947
Murphy Oil Corp.	BBB-	2.50	12/01/17	1,250,000	1,171,913
Murphy Oil Corp.	BBB-	3.70	12/01/22	3,525,000	2,797,066
Noble Corp.	BBB	7.50	03/15/19	2,000,000	1,710,000
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	2,845,808
Seacor Hldgs., Inc.	B+	7.38	10/01/19	2,775,000	2,469,750
SESI LLC	BB	7.13	12/15/21	4,500,000	3,397,500
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,015,776

					47,305,721

FINANCIALS (15.8%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,224,976
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,194,788
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,315,828
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,035,410
American Int’l. Group, Inc.	A-	3.75	07/10/25	5,000,000	4,994,040
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,209,990
Bank of America Corp.	BBB	3.95	04/21/25	5,000,000	4,974,780
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	4,089,224
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,157,492
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,322,286
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,160,749
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,424,348
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,045,876
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,158,328
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,383,272
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	4,954,375
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,613,718
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	1,000,000	995,796

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,266,920
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,997,558
First Tennessee Bank	BBB-	2.95	12/01/19	5,000,000	5,011,765
Genworth Financial, Inc.	B	7.20	02/15/21	1,750,000	1,505,000
Genworth Financial, Inc.	B	7.63	09/24/21	1,300,000	1,108,900
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,090,732
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,109,716
HCP, Inc.	BBB+	3.40	02/01/25	3,750,000	3,450,679
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,291,250
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,933,376
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,729,716
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,109,564
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,127,755
JPMorgan Chase Bank NA	A-	6.00	10/01/17	2,000,000	2,123,320
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,023,144
Kemper Corp.	BBB-	6.00	05/15/17	1,091,000	1,129,305
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,085,895
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	4,845,150
Markel Corp.	BBB+	5.35	06/01/21	1,200,000	1,340,515
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,310,563
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,347,404
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,759,473
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	990,942
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,111,954
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,351,060
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,062,019
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,098,394
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,152,964
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,042,697
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,260,043
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,229,534
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,719,785
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	500,896
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,299,415
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	1,008,281
Wells Fargo & Co.	A-	3.45	02/13/23	4,000,000	4,102,080
Wells Fargo & Co.	A-	4.13	08/15/23	1,000,000	1,066,775
Welltower, Inc.	BBB	3.75	03/15/23	750,000	749,201
Welltower, Inc.	BBB	6.13	04/15/20	2,500,000	2,818,783
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,020,162

					163,537,961

HEALTH CARE (7.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,434,276
Allergan, Inc.	BBB-	5.75	04/01/16	2,000,000	2,000,000
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,745,493
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,577,925
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,152,212
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,371,576
Biogen Idec, Inc.	A-	4.05	09/15/25	2,500,000	2,671,703
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,737,833
CIGNA Corp.	A	5.38	03/15/17	2,000,000	2,073,740
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,608,333
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	1,982,208
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,136,758
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,223,622
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,064,860
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,082,029
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,177,885
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,217,149
Owens & Minor, Inc.	BBB	4.38	12/15/24	2,800,000	2,857,943
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,346,312

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Pfizer, Inc.	AA	6.05	03/30/17	4,000,000	4,204,620
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	704,120
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,349,148
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,034,724
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,240,429
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,074,170

					73,069,068

INDUSTRIALS (4.5%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,075,992
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	3,000,000	3,016,719
Dun & Bradstreet Corp.	BBB-	4.38	12/01/22	1,000,000	1,004,798
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	4,083,552
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	3,947,168
Harsco Corp.	BB-	5.75	05/15/18	4,000,000	3,280,000
Hexcel Corp.	BBB-	4.70	08/15/25	3,900,000	3,924,231
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	3,761,876
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,139,476
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,064,766
Pentair PLC	BBB-	5.00	05/15/21	3,000,000	3,184,455
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,026,691
Textron, Inc.	BBB	4.63	09/21/16	2,900,000	2,943,381
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	841,987
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	5,036,975

					46,332,067

INFORMATION TECHNOLOGY (7.5%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,404,160
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,304,265
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,001,037
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,152,424
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,144,772
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	284,077
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,208,715
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,058,610
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	5,004,105
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	3,025,697
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,084,206
Ingram Micro, Inc.	BBB-	4.95	12/15/24	750,000	729,894
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	999,548
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,127,959
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,050,190
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,111,966
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	4,872,085
Lam Research Corp.	BBB	2.75	03/15/20	5,000,000	4,915,150
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	2,948,000	3,051,180
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,221,696
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	3,930,072
Symantec Corp.	BBB-	4.20	09/15/20	4,000,000	4,136,852
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,052,376
Total System Services, Inc.	BBB-	3.75	06/01/23	4,000,000	3,916,516
Western Union Co.	BBB	5.93	10/01/16	4,000,000	4,089,012

					77,876,564

MATERIALS (5.7%)
Albemarle Corp.	BBB-	4.50	12/15/20	2,000,000	2,069,474
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,300,000
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,364,142
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,152,955
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,937,794
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,704,125
Freeport-McMoRan Copper & Gold	BB	3.55	03/01/22	4,000,000	2,790,000
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,943,928
Kinross Gold Corp.	BB+	5.13	09/01/21	4,000,000	3,700,000

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,163,792
Methanex Corp.	BB+	5.25	03/01/22	600,000	567,325
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,973,460
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,052,538
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,097,174
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,853,316
Teck Resources Ltd.	B+	3.75	02/01/23	1,000,000	659,380
Teck Resources Ltd.	B+	4.75	01/15/22	3,000,000	2,070,000
Valspar Corp.	BBB	3.95	01/15/26	5,000,000	5,161,410
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,195,000

					58,755,813

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	4,081,388
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	1,014,540
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,208,046

					7,303,974

UTILITIES (2.2%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	507,056
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,323,829
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,527,296
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,742,420
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,048,528
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	2,924,724
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	1,835,646
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,090,148
Talen Energy Supply LLC	B+	4.60	12/15/21	2,000,000	1,600,000
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,889,533

					22,489,180

SOVEREIGN DEBT (0.4%)
Sri Lanka AID	NR	6.59	09/15/28	3,056,968	3,832,267

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,007,234,161) 99.2%					1,026,225,447

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Exxon Mobil Corp.	A-1+	0.30	04/01/16	2,000,000	2,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,000,000) 0.2%					2,000,000

TOTAL INVESTMENTS (Cost: $1,009,234,161) 99.4%					1,028,225,447

OTHER NET ASSETS 0.6%					6,308,969

NET ASSETS 100.0%					$1,034,534,416

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$27,295,708	1.4%
SMALL CAP VALUE FUND	$9,699,700	2.6%
SMALL CAP GROWTH FUND	$10,996,329	2.9%
MID CAP VALUE FUND	$599,928	0.7%
MID-CAP EQUITY INDEX FUND	$34,093,536	3.4%
INTERNATIONAL FUND	$4,397,399	1.4%
COMPOSITE FUND	$2,132,276	1.2%
MONEY MARKET FUND	$34,120,215	53.9%
MID-TERM BOND FUND	$5,208,629	1.1%
BOND FUND	$14,262,133	1.4%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	464	E-mini S&P 500 Stock Index	P	June 2016	$47,594,800	$886,543	2.5%
ALL AMERICA FUND	17	E-mini S&P 500 Stock Index	P	June 2016	$1,743,775	$35,355	0.6%
MID-CAP EQUITY INDEX FUND	316	E-mini S&P MidCap 400 Stock Index	P	June 2016	$45,541,920	$976,964	4.5%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

As of March 31, 2016, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2016:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,834,923,508	-	-	$1,834,923,508
Short-Term Debt Securities	-	$46,992,432	-	$46,992,432

	$1,834,923,508	$46,992,432	-	$1,881,915,940

All America Fund
Common Stock - Indexed	$153,670,229	-	-	$153,670,229
Common Stock - Active	$128,813,145	-	-	$128,813,145
Short-Term Debt Securities - Indexed	-	$1,399,796	-	$1,399,796
Short-Term Debt Securities - Active	-	$3,499,100	-	$3,499,100

	$282,483,374	$4,898,896	-	$287,382,270

Small Cap Value Fund
Common Stock	$360,290,121	-	-	$360,290,121
Short-Term Debt Securities	-	$17,899,486	-	$17,899,486

	$360,290,121	$17,899,486	-	$378,189,607

Small Cap Growth Fund
Common Stock	$360,114,915	-	-	$360,114,915
Short-Term Debt Securities	-	$20,496,136	-	$20,496,136

	$360,114,915	$20,496,136	-	$380,611,051

Mid Cap Value Fund
Common Stock	$77,570,274	-	-	$77,570,274
Short-Term Debt Securities	-	$4,699,745	-	$4,699,745

	$77,570,274	$4,699,745	-	$82,270,019

Mid-Cap Equity Index Fund
Common Stock	$966,306,457	-	-	$966,306,457
Short-Term Debt Securities	-	$37,091,495	-	$37,091,495

	$966,306,457	$37,091,495	-	$1,003,397,952

International Fund
Common Stock	$308,869,275	-	-	$308,869,275
Short-Term Debt Securities	-	$8,497,355	-	$8,497,355

	$308,869,275	$8,497,355	-	$317,366,630

Composite Fund
Common Stock	$100,965,443	-	-	$100,965,443
U.S. Government Debt	-	$23,027,328	-	$23,027,328
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$21,345,568	-	$21,345,568
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$473,715	-	$473,715
Long-Term Corporate Debt	-	$29,625,026	-	$29,625,026
Short-Term Debt Securities	-	$1,400,000	-	$1,400,000

	$100,965,443	$75,871,637	-	$176,837,080

Retirement Income Fund
Common Stock	$64,802,296	-	-	$64,802,296

2010 Retirement Fund
Common Stock	$25,350,173	-	-	$25,350,173

2015 Retirement Fund
Common Stock	$144,400,754	-	-	$144,400,754

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

2020 Retirement Fund
Common Stock	$366,668,792	-	-	$366,668,792

2025 Retirement Fund
Common Stock	$409,085,478	-	-	$409,085,478

2030 Retirement Fund
Common Stock	$338,747,520	-	-	$338,747,520

2035 Retirement Fund
Common Stock	$281,609,309	-	-	$281,609,309

2040 Retirement Fund
Common Stock	$229,806,028	-	-	$229,806,028

2045 Retirement Fund
Common Stock	$273,509,419	-	-	$273,509,419

2050 Retirement Fund
Common Stock	$105,643,899	-	-	$105,643,899

Conservative Allocation Fund
Common Stock	$128,207,532	-	-	$128,207,532

Moderate Allocation Fund
Common Stock	$321,377,455	-	-	$321,377,455

Aggressive Allocation Fund
Common Stock	$249,461,240	-	-	$249,461,240

Money Market Fund
U.S. Government Debt	-	$6,096,263	-	$6,096,263
U.S. Government Agency Short-Term Debt	-	$9,448,328	-	$9,448,328
Commercial Paper	-	$47,707,604	-	$47,707,604

	-	$63,252,195	-	$63,252,195

Mid-Term Bond Fund
U.S. Government Debt	-	$135,117,255	-	$135,117,255
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$3,009,378	-	$3,009,378
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$35,470,287	-	$35,470,287
Long-Term Corporate Debt	-	$281,346,462	-	$281,346,462

	-	$454,943,382	-	$454,943,382

Bond Fund
U.S. Government Debt	-	$90,475,797	-	$90,475,797
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$276,775,301	-	$276,775,301
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$19,970,044	-	$19,970,044
Long-Term Corporate Debt	-	$635,172,038	-	$635,172,038
Sovereign Debt	-	$3,832,267	-	$3,832,267
Short-Term Debt Securities	-	$2,000,000	-	$2,000,000

	-	$1,028,225,447	-	$1,028,225,447

Other Financial Instruments:*
Equity Index Fund	$886,543	-	-	$886,543
All America Fund	$35,355	-	-	$35,355
Mid-Cap Equity Index Fund	$976,964	-	-	$976,964

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three month period ended March 31, 2016, there were no transfers of securities between Level 1, Level 2 or Level 3.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2016 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$670,362,865	$85,326,768	$82,990,428	$51,886,703	$16,101,920
Unrealized Depreciation	(42,382,783)	(15,135,624)	(21,021,084)	(28,405,689)	(4,007,585)

Net	$627,980,082	$70,191,144	$61,969,344	$23,481,014	12,094,335

Cost of Investments	$1,253,935,858	$217,191,126	$316,220,263	$357,130,037	$70,175,684

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$247,366,837	$2,157,176	$39,827,111	$814,003	$1,162,894
Unrealized Depreciation	(64,956,163)	(20,012,324)	(4,875,518)	(422,055)	(135,782)

Net	$182,410,674	$(17,855,148)	$34,951,593	$391,948	1,027,112

Cost of Investments	$820,987,278	$335,221,778	$141,885,487	$64,410,348	$24,323,061

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$9,984,902	$26,768,021	$36,916,959	$33,209,985	$28,088,440
Unrealized Depreciation	(903,379)	(2,349,712)	(2,455,144)	(1,972,821)	(1,900,965)

Net	$9,081,523	$24,418,309	$34,461,815	$31,237,164	$26,187,475

Cost of Investments	$135,319,231	$342,250,483	$374,623,663	$307,510,356	$255,421,834

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$23,543,669	$30,601,112	$1,423,513	$6,504,396	$43,191,250
Unrealized Depreciation	(1,499,961)	(1,603,534)	(3,692,851)	(1,633,614)	(8,241,912)

Net	$22,043,708	$28,997,578	$(2,269,338)	$4,870,782	$34,949,338

Cost of Investments	$207,762,320	$244,511,841	$107,913,237	$123,336,750	$286,428,117

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$47,811,630	$631	$10,086,657	$33,540,009
Unrealized Depreciation	(9,284,544)	(321)	(5,421,722)	(14,577,795)

Net	$38,527,086	$310	$4,664,935	$18,962,214

Cost of Investments	$210,934,154	$63,251,885	$450,278,447	$1,009,263,233

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 27, 2016

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 27, 2016